UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Timothy Richards

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

Semi-Annual Report

FEBRUARY 28, 2022

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022

Table of Contents

Shareholders’ Letter	1
Schedules of Investments	3
Statements of Assets and Liabilities	89
Statements of Operations	91
Statements of Changes in Net Assets	94
Financial Highlights	102
Notes to Financial Statements	110
Disclosure of Fund Expenses	147
Liquidity Risk Management Program	149

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

It is my pleasure to provide you with updates for this semi-annual reporting period, six months ending February 28, 2022. We recently celebrated our third anniversary since launching the Funds in November 2018. Since launch, the Symmetry Panoramic team has increased the underlying holdings of the Funds, expense ratios for most Funds have declined, and work on efficient tax management has continued. The expense ratios for seven Funds have been consistently declining since launch (i). The tax cost ratio of four Funds remains superior to their Morningstar category medians (ii).

We may have emerged from the depths of the COVID-19 pandemic. But it is difficult to predict where we may go from here, whether additional variants of the virus may lead to new outbreaks and lockdowns. For now, the general progress toward normalization of everyday activities has been welcome.

For this reporting period, all four of the Panoramic equity Funds as well as the Panoramic alternatives Fund outperformed their benchmarks (iii). In addition to its robust performance relative to its benchmark, the alternatives Fund also demonstrated its low correlation to traditional asset classes during a period when equity and fixed income strategies were down. The value factor has been a large contributor, having been the only factor to out-perform in calendar year 2021 as well as for this reporting period. The quality factor (calendar year 2021) and the low volatility factor (this reporting period) also contributed to out-performance over time. I have referred in previous letters of the historic dislocation in valuation spreads between growth and value stocks, which has begun to come down from record levels reached during the pandemic. While value has benefitted from recent out-performance, this gap remains at near-historic highs, potentially indicating additional future progress for the relative performance of value stocks.

The beginning of 2022 has seen volatility and negative returns. Uncertainty regarding relatively high inflation has weighed heavily on markets in the U.S., with both Treasury yields and Option-Adjusted credit spreads up during the reporting period, contributing directly to negative returns in fixed income strategies (iv). The extent of monetary policy tightening required to bring inflation under control is the subject of discussion among Fed-watchers, leading also to speculation on the probability of a recession. In addition, the invasion of Ukraine by Russia continues. While we are hopeful that a peaceful solution brings the human suffering to an end as soon as possible, we are monitoring these geopolitical developments for any impact on the Funds. We have seen unprecedented challenges in the last two years; navigating a recovery from these market disruptions continues. Symmetry will remain focused on the investment strategies that we believe remain relevant for long-term, strategic investing goals.

Sincerely,

Philip McDonald

President, Symmetry Panoramic Trust

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempt from registration requirements. Registration with the SEC or any state securities authority does not imply a certain level of skill or training. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Due to various factors, including changing market conditions and/or applicable laws, the content may not be reflective of current opinions or positions. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

Symmetry Partners’ investment approach seeks enhanced returns by overweighting assets that exhibit characteristics that tend to be in accordance with one or more “factors” identified in academic research as historically associated with higher returns. Please be advised that adding these factors may not ensure increased return over a market weighted investment and may lead to underperformance relative to the benchmark over the investor’s time horizon.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

© Morningstar 2022. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction.

(i) Source: Morningstar and Panoramic Funds’ prospectuses. All Funds have lower expense ratios except for the Symmetry Panoramic Alternative Fund.

(ii) Source: Morningstar. The Panoramic U.S. Equity, International Equity, Tax-Managed Global Equity, and Municipal Fixed Income Funds had 1-year and 3-year Morningstar tax cost ratios below their Morningstar peer group median as of December 31, 2021. The Morningstar Tax Cost Ratio measures how much a fund’s annualized return is reduced by the taxes investors pay on distributions. Mutual funds regularly distribute stock dividends, bond dividends and capital gains to their shareholders. Investors then must pay taxes on those distributions during the year they were received.

(iii) Source: Morningstar. Out-performance can refer to less-negative performance than a fund’s benchmark.

(iv) Source: St. Louis Fed FRED database.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$12,569

PERU — 0.0%
Southern Copper	1,684	116,853

PUERTO RICO — 0.2%
Popular	11,099	1,019,443

UNITED KINGDOM — 0.1%
Linde	2,187	641,316

UNITED STATES — 63.0%
COMMUNICATION SERVICES — 5.1%
Activision Blizzard	3,284	267,646
Alphabet, Cl A *	4,359	11,774,269
Alphabet, Cl C *	1,394	3,760,761
AT&T	34,613	819,982
Cable One	345	494,333
Charter Communications, Cl A *	906	545,213
Comcast, Cl A	35,056	1,639,219
Discovery *	2,385	66,899
Discovery, Cl C *	5,065	141,668

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
DISH Network, Cl A *	2,940	$93,962
Electronic Arts	2,268	295,044
Fox, Cl A	4,688	196,099
Fox, Cl B	2,648	101,312
Interpublic Group	4,420	162,656
Liberty Broadband, Cl A *	231	33,451
Liberty Broadband, Cl C *	1,573	230,759
Liberty Media -Liberty Formula One, Cl C *	2,990	181,583
Liberty Media -Liberty SiriusXM, Cl A *	1,491	75,087
Liberty Media -Liberty SiriusXM, Cl B *	2,176	109,496
Live Nation Entertainment *	1,417	171,202
Lumen Technologies	25,003	259,031
Match Group *	3,252	362,566
Meta Platforms, Cl A *	12,106	2,554,729
Netflix *	1,365	538,520
News, Cl A	5,717	127,603
News, Cl B	2,934	65,810
Omnicom Group	3,901	327,255
Paramount Global, Cl A	107	3,643
Paramount Global, Cl B	4,906	150,173
Pinterest, Cl A *	1,408	37,664
Roku, Cl A *	205	28,604
Sirius XM Holdings	11,567	71,253
Snap, Cl A *	2,198	87,788
Spotify Technology *	195	30,457
Take-Two Interactive Software *	774	125,388
T-Mobile US *	3,776	465,241
Twitter *	4,036	143,480
Verizon Communications	37,931	2,035,757
Walt Disney *	6,497	964,545
Warner Music Group, Cl A	1,106	40,059
Zillow Group, Cl C *	473	27,207
		29,607,414

CONSUMER DISCRETIONARY — 7.1%
Advance Auto Parts	894	182,805
Amazon.com *	2,232	6,855,052
Aptiv *	1,946	251,890
Aramark	533	19,700
Autoliv	489	43,037

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
AutoNation *	7,727	$885,978
AutoZone *	436	812,438
Bath & Body Works	3,762	200,778
Best Buy	6,230	602,067
Booking Holdings *	131	284,565
BorgWarner	3,607	147,923
Bright Horizons Family Solutions *	818	106,864
Brunswick	5,479	523,354
Burlington Stores *	1,361	307,436
Caesars Entertainment *	1,927	162,234
Capri Holdings *	4,642	314,449
CarMax *	2,533	276,933
Carnival *	10,204	207,447
Carvana, Cl A *	134	20,163
Chewy, Cl A *	621	29,274
Chipotle Mexican Grill, Cl A *	180	274,203
Choice Hotels International	751	108,407
Darden Restaurants	1,419	206,067
Deckers Outdoor *	241	69,562
Dick's Sporting Goods	7,479	785,295
Dollar General	5,285	1,048,227
Dollar Tree *	3,120	443,290
Domino's Pizza	371	160,350
DR Horton	11,616	992,006
eBay	7,827	427,276
Etsy *	692	107,184
Expedia Group *	668	131,001
Five Below *	392	64,135
Floor & Decor Holdings, Cl A *	2,416	231,018
Ford Motor	100,184	1,759,231
Garmin	5,896	651,154
General Motors *	13,201	616,751
Gentex	10,657	322,588
Genuine Parts	1,331	162,595
Hasbro	2,120	205,746
Hilton Worldwide Holdings *	1,877	279,410
Home Depot	5,159	1,629,367
Lear	951	149,630
Lennar, Cl A	8,010	719,939
Lennar, Cl B	300	22,650
Lithia Motors, Cl A	125	42,602

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
LKQ	12,623	$592,650
Lowe's	6,806	1,504,534
Lululemon Athletica *	1,350	431,919
Marriott International, Cl A *	1,649	280,561
McDonald's	3,125	764,906
MGM Resorts International	1,300	57,577
Mohawk Industries *	1,542	217,083
Newell Brands	9,043	214,771
NIKE, Cl B	11,632	1,588,350
NVR *	89	441,301
O'Reilly Automotive *	878	570,033
Penske Automotive Group	6,182	607,629
Polaris	1,172	142,410
Pool	1,487	681,908
PulteGroup	11,231	557,731
RH *	154	61,888
Ross Stores	2,042	186,618
Royal Caribbean Cruises *	1,868	150,785
Service International	2,373	144,397
Skechers USA, Cl A *	2,595	119,318
Starbucks	5,137	471,525
Tapestry	2,045	83,641
Target	9,761	1,949,955
Tempur Sealy International	13,872	457,915
Tesla *	1,406	1,223,825
TJX	5,599	370,094
Toll Brothers	1,483	80,468
Tractor Supply	3,585	730,587
Ulta Beauty *	980	367,010
Under Armour, Cl C *	2,186	34,167
Vail Resorts	335	87,284
VF	3,767	218,561
Victoria's Secret *	1,254	67,252
Wayfair, Cl A *	163	22,962
Whirlpool	1,736	349,405
Williams-Sonoma	5,915	856,847
Wynn Resorts *	834	72,158
Yum! Brands	2,040	250,063
		40,854,159

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 3.7%
Albertsons, Cl A	11,720	$341,638
Altria Group	9,338	478,946
Archer-Daniels-Midland	6,195	485,998
Brown-Forman, Cl A	359	21,913
Brown-Forman, Cl B	606	39,529
Bunge	2,448	255,938
Campbell Soup	1,049	47,174
Casey's General Stores	559	105,137
Church & Dwight	319	31,214
Clorox	280	40,821
Coca-Cola	22,641	1,409,176
Colgate-Palmolive	4,095	315,110
Conagra Brands	1,135	39,691
Constellation Brands, Cl A	769	165,812
Costco Wholesale	2,708	1,406,129
Darling Ingredients *	2,067	149,816
Estee Lauder, Cl A	2,398	710,599
General Mills	7,684	518,132
Hershey	1,710	345,865
Hormel Foods	927	44,162
J M Smucker	1,221	164,530
Kellogg	4,310	275,581
Keurig Dr Pepper	3,589	138,787
Kimberly-Clark	637	82,906
Kraft Heinz	6,306	247,321
Kroger	14,468	677,103
Lamb Weston Holdings	873	57,993
McCormick	1,162	110,542
Mondelez International, Cl A	4,741	310,441
Monster Beverage *	2,083	175,805
PepsiCo	19,258	3,153,305
Philip Morris International	8,593	868,494
Procter & Gamble	28,255	4,404,672
Sysco	3,290	286,559
Tyson Foods, Cl A	11,696	1,083,751
Walgreens Boots Alliance	8,151	375,680
Walmart	13,631	1,842,366
		21,208,636

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — 3.9%
APA	9,400	$334,922
Baker Hughes, Cl A	5,711	167,789
Cheniere Energy	2,027	269,388
Chevron	23,825	3,430,800
ConocoPhillips	22,826	2,165,274
Continental Resources	13,224	733,006
Devon Energy	30,392	1,809,843
Diamondback Energy	5,226	721,711
DT Midstream	650	34,515
EOG Resources	10,721	1,232,057
Exxon Mobil	46,790	3,669,272
Halliburton	11,488	385,193
Hess	4,410	445,675
Kinder Morgan	19,697	342,728
Marathon Oil	74,635	1,683,766
Marathon Petroleum	8,069	628,333
Occidental Petroleum	26,848	1,174,063
ONEOK	6,358	415,177
Phillips 66	3,800	320,112
Pioneer Natural Resources	3,510	840,996
Schlumberger	16,548	649,344
Targa Resources	3,556	232,456
Valero Energy	4,179	348,988
Williams	10,560	330,317
		22,365,725

FINANCIALS — 8.9%
Aflac	6,002	366,662
Alleghany *	71	46,996
Allstate	6,413	784,695
Ally Financial	16,432	819,957
American Express	4,488	873,096
American Financial Group	1,986	268,885
American International Group	20,072	1,229,209
Ameriprise Financial	4,646	1,392,824
Aon, Cl A	2,737	799,587
Apollo Global Management	2,331	152,121
Arch Capital Group *	4,148	195,412
Ares Management, Cl A	1,108	89,848
Arthur J Gallagher	1,666	263,545

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Assurant	1,630	$276,627
Assured Guaranty	9,721	602,410
Bank of America	44,313	1,958,635
Bank of New York Mellon	4,518	240,132
Bank OZK	3,480	163,630
Berkshire Hathaway, Cl B *	8,577	2,757,077
BlackRock, Cl A	1,330	989,374
Blackstone, Cl A	3,114	396,942
Brown & Brown	4,375	295,794
Capital One Financial	3,274	501,806
Cboe Global Markets	1,155	135,470
Charles Schwab	5,724	483,449
Chubb	2,337	475,907
Cincinnati Financial	1,700	208,743
Citigroup	9,203	545,094
Citizens Financial Group	11,370	596,015
CME Group, Cl A	1,526	360,945
CNA Financial	896	40,947
Comerica	10,446	997,489
Commerce Bancshares	1,581	113,484
Credit Acceptance *	566	311,368
Discover Financial Services	4,937	609,423
East West Bancorp	15,210	1,331,788
Equitable Holdings	6,605	215,719
Everest Re Group	587	175,055
FactSet Research Systems	625	253,806
Fidelity National Financial	9,168	436,763
Fifth Third Bancorp	12,278	587,379
First American Financial	1,494	100,158
First Citizens BancShares, Cl A	180	141,921
First Horizon	2,717	63,795
First Republic Bank	1,491	258,331
Franklin Resources	3,098	92,104
Globe Life	1,266	127,815
Goldman Sachs Group	1,888	644,356
Hartford Financial Services Group	5,618	390,339
Huntington Bancshares	13,524	209,892
Interactive Brokers Group, Cl A	500	33,090
Intercontinental Exchange	1,464	187,568
Invesco	3,519	74,744
Jefferies Financial Group	20,045	712,399

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
JPMorgan Chase	22,753	$3,226,375
KeyCorp	73,454	1,841,492
KKR	2,812	169,057
Lincoln National	4,991	336,493
Loews	2,777	170,341
LPL Financial Holdings	893	161,588
M&T Bank	1,264	230,339
Markel *	120	149,149
Marsh & McLennan	4,310	669,817
MetLife	9,397	634,767
Moody's	923	297,234
Morgan Stanley	22,346	2,027,676
Morningstar	322	90,369
MSCI, Cl A	394	197,666
Nasdaq	2,677	458,169
Northern Trust	2,133	242,949
PacWest Bancorp	3,198	158,045
PNC Financial Services Group	1,806	359,845
Principal Financial Group	2,833	200,123
Progressive	6,618	701,045
Prosperity Bancshares	554	41,251
Prudential Financial	4,195	468,414
Raymond James Financial	2,739	300,331
Regions Financial	54,159	1,310,106
S&P Global	2,132	800,827
SEI Investments	2,552	149,496
Signature Bank NY	1,662	573,207
SLM	22,544	444,117
State Street	8,242	703,290
SVB Financial Group *	1,699	1,029,594
Synchrony Financial	5,791	247,739
T Rowe Price Group	5,208	752,868
Tradeweb Markets, Cl A	940	79,411
Travelers	3,002	515,834
Truist Financial	5,733	356,707
US Bancorp	5,768	326,123
Virtu Financial, Cl A	4,274	149,932
Wells Fargo	37,439	1,998,119
Western Alliance Bancorp	14,578	1,366,542
Willis Towers Watson	638	141,827
WR Berkley	3,302	298,171

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Zions Bancorp	4,718	$334,459
		51,091,524

HEALTH CARE — 7.8%
Abbott Laboratories	7,399	892,467
AbbVie	23,157	3,421,910
ABIOMED *	362	112,488
Agilent Technologies	2,087	272,061
Align Technology *	472	241,409
Alnylam Pharmaceuticals *	673	106,233
AmerisourceBergen, Cl A	2,566	365,732
Amgen	3,004	680,346
Anthem	3,422	1,546,231
Avantor *	2,766	95,953
Baxter International	669	56,845
Becton Dickinson	973	263,955
Biogen *	404	85,248
BioMarin Pharmaceutical *	1,333	104,134
Bio-Rad Laboratories, Cl A *	711	445,058
Bio-Techne	521	218,513
Boston Scientific *	4,427	195,541
Bristol-Myers Squibb	9,589	658,477
Bruker	3,769	265,224
Cardinal Health	4,539	245,151
Catalent *	1,113	113,570
Centene *	3,902	322,383
Cerner	3,839	357,987
Charles River Laboratories International *	1,038	302,224
Cigna	2,708	643,908
Cooper	384	157,064
CVS Health	22,414	2,323,211
Danaher	5,415	1,485,930
DaVita *	4,442	500,924
DENTSPLY SIRONA	3,211	173,844
DexCom *	525	217,303
Edwards Lifesciences *	3,582	402,509
Elanco Animal Health *	4,020	114,208
Eli Lilly	7,823	1,955,359
Exact Sciences *	282	22,013
Gilead Sciences	10,332	624,053

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
HCA Healthcare	4,997	$1,250,799
Henry Schein *	2,209	190,813
Hologic *	2,504	178,210
Horizon Therapeutics *	9,608	875,961
Humana	1,491	647,571
IDEXX Laboratories *	883	470,065
Illumina *	509	166,239
Insulet *	201	53,203
Intuitive Surgical *	1,158	336,202
IQVIA Holdings *	1,118	257,274
Jazz Pharmaceuticals *	876	120,380
Johnson & Johnson	14,833	2,441,067
Laboratory Corp of America Holdings *	1,179	319,816
Masimo *	1,488	234,286
McKesson	2,730	750,641
Medtronic	5,926	622,171
Merck	7,146	547,241
Mettler-Toledo International *	275	387,403
Moderna *	5,438	835,277
Molina Healthcare *	2,862	878,262
Organon	286	10,676
PerkinElmer	1,253	225,051
Pfizer	36,840	1,729,269
Quest Diagnostics	3,134	411,400
Regeneron Pharmaceuticals *	1,202	743,269
Repligen *	508	99,924
ResMed	2,170	535,447
Royalty Pharma, Cl A	2,289	89,866
STERIS	934	224,160
Stryker	1,096	288,632
Syneos Health, Cl A *	400	31,680
Teleflex	405	136,206
Thermo Fisher Scientific	2,307	1,255,008
United Therapeutics *	1,788	297,166
UnitedHealth Group	9,593	4,565,021
Universal Health Services, Cl B	1,352	194,593
Veeva Systems, Cl A *	753	172,475
Vertex Pharmaceuticals *	236	54,285
Viatris, Cl W *	1,800	19,818
Waters *	629	199,223
West Pharmaceutical Services	1,832	709,131

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Zimmer Biomet Holdings	1,802	$229,196
Zoetis, Cl A	4,865	942,107
		44,715,950

INDUSTRIALS — 7.4%
3M	6,120	909,738
A O Smith	4,804	329,458
AECOM	1,913	138,999
AGCO	3,452	414,792
Air Lease, Cl A	1,766	73,748
Allegion	1,516	173,612
AMERCO	274	158,265
American Airlines Group *	1,910	32,947
AMETEK	2,718	352,769
Armstrong World Industries	1,486	131,362
Axon Enterprise *	691	96,913
Boeing *	2,431	499,182
Booz Allen Hamilton Holding, Cl A	6,481	522,952
Builders FirstSource *	13,782	1,025,656
Canadian Pacific Railway	2,619	184,040
Carlisle	1,424	338,058
Carrier Global	7,605	341,312
Caterpillar	4,468	838,107
CH Robinson Worldwide	546	52,787
Cintas	1,824	684,584
Colfax *	2,686	108,004
Copart *	4,309	529,490
CoStar Group *	2,280	139,103
CSX	18,285	620,044
Cummins	4,666	952,424
Deere	2,423	872,328
Delta Air Lines *	2,696	107,624
Dover	5,664	888,455
Eaton	7,093	1,094,379
Emerson Electric	9,100	845,572
Equifax	822	179,475
Expeditors International of Washington	3,414	352,871
Fastenal	14,853	764,335
FedEx	1,232	273,837
Fortive	2,477	160,386

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Fortune Brands Home & Security	5,325	$462,742
Generac Holdings *	1,967	620,529
General Dynamics	1,499	351,441
General Electric	5,339	509,928
Graco	2,579	185,920
GXO Logistics *	1,865	156,529
HEICO	933	137,627
HEICO, Cl A	711	87,396
Honeywell International	3,508	665,643
Howmet Aerospace	8,692	312,217
Hubbell, Cl B	2,808	500,526
IDEX	1,364	261,752
Illinois Tool Works	1,870	404,556
Ingersoll Rand	8,696	439,322
ITT	3,419	300,428
Jacobs Engineering Group	4,060	499,380
JB Hunt Transport Services	2,083	422,703
Johnson Controls International	5,483	356,176
L3Harris Technologies	1,881	474,595
Landstar System	1,983	306,195
Lennox International	518	138,270
Lockheed Martin	1,729	750,040
ManpowerGroup	517	54,947
Masco	7,969	446,583
Middleby *	1,748	310,480
Nordson	1,091	247,101
Norfolk Southern	2,433	624,113
Northrop Grumman	951	420,475
Old Dominion Freight Line	3,488	1,095,337
Oshkosh	2,565	284,818
Otis Worldwide	2,931	229,585
Owens Corning	4,700	437,993
PACCAR	2,973	272,951
Parker-Hannifin	3,277	971,270
Pentair	3,451	199,847
Plug Power *	200	5,058
Quanta Services	6,611	720,202
Raytheon Technologies	6,888	707,398
Regal Beloit	2,843	455,875
Republic Services, Cl A	4,641	558,219
Robert Half International	3,102	373,140

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Rockwell Automation	1,009	$268,979
Rollins	3,031	98,902
Roper Technologies	445	199,458
Sensata Technologies Holding *	1,634	94,625
Snap-on	1,903	399,972
Southwest Airlines *	6,046	264,815
Stanley Black & Decker	1,173	190,847
Teledyne Technologies *	1,397	599,844
Textron	2,354	172,148
Timken	1,532	100,438
Toro	3,393	318,297
Trane Technologies	5,971	919,116
TransDigm Group *	367	244,639
TransUnion	3,277	297,421
Trex *	1,679	154,199
Union Pacific	5,383	1,323,949
United Airlines Holdings *	3,592	159,485
United Parcel Service, Cl B	4,807	1,011,489
United Rentals *	4,229	1,360,131
Verisk Analytics, Cl A	2,096	371,705
Wabtec	1,985	184,248
Waste Management	2,552	368,509
Watsco	933	254,765
WW Grainger	1,402	668,838
XPO Logistics *	2,760	200,597
Xylem	3,101	275,834
		42,450,165

INFORMATION TECHNOLOGY — 15.1%
Accenture, Cl A	7,391	2,335,704
Adobe *	2,874	1,344,112
Advanced Micro Devices *	8,985	1,108,169
Akamai Technologies *	2,159	233,733
Amdocs	2,590	203,833
Amphenol, Cl A	5,770	438,578
Analog Devices	2,288	366,744
ANSYS *	1,182	383,193
Apple	92,602	15,290,442
Applied Materials	16,149	2,167,196
Arista Networks *	3,087	378,868

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Arrow Electronics *	2,264	$275,936
Aspen Technology *	971	147,990
Atlassian, Cl A *	545	166,617
Autodesk *	1,205	265,377
Automatic Data Processing	4,526	925,295
Avalara *	325	33,771
Bill.com Holdings *	154	36,634
Black Knight *	530	29,781
Block, Cl A *	287	36,593
Broadcom	3,217	1,889,794
Broadridge Financial Solutions	2,917	426,495
Cadence Design Systems *	3,559	538,939
CDW	4,332	747,097
Ceridian HCM Holding *	1,051	76,628
Ciena *	2,493	170,571
Cisco Systems	24,635	1,373,894
Cloudflare, Cl A *	505	58,792
Cognex	1,673	113,028
Cognizant Technology Solutions, Cl A	4,719	406,447
Concentrix	2,205	440,757
Corning	6,629	267,812
Datadog, Cl A *	214	34,478
Dell Technologies, Cl C	10,864	553,629
DocuSign, Cl A *	849	100,547
Dropbox, Cl A *	4,271	96,909
Dynatrace *	1,554	69,029
Elastic *	434	37,606
Enphase Energy *	893	148,863
Entegris	7,693	1,003,783
EPAM Systems *	1,035	215,021
F5 *	554	111,271
Fair Isaac *	607	286,012
Fidelity National Information Services	195	18,570
First Solar *	1,335	100,512
Fiserv *	2,422	236,557
Five9 *	253	27,830
FleetCor Technologies *	1,056	247,315
Flex *	3,296	54,351
Fortinet *	2,350	809,622
Gartner *	1,799	504,476
Genpact	1,489	62,300

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Global Payments	460	$61,355
Globant *	400	109,600
GoDaddy, Cl A *	269	22,437
Guidewire Software *	1,211	106,750
Hewlett Packard Enterprise	13,622	216,862
HP	15,450	530,862
HubSpot *	492	258,300
Intel	33,013	1,574,720
International Business Machines	10,937	1,339,892
Intuit	1,689	801,211
IPG Photonics *	772	100,630
Jabil	244	14,106
Jack Henry & Associates	1,186	209,685
Juniper Networks	614	20,747
Keysight Technologies *	5,333	839,254
KLA	3,832	1,335,452
Kyndryl Holdings *	2,263	35,891
Lam Research	3,249	1,823,826
Leidos Holdings	1,976	201,236
Manhattan Associates *	1,125	150,390
Marvell Technology	4,925	336,525
Mastercard, Cl A	5,274	1,902,965
McAfee, Cl A	18,031	468,626
Microchip Technology	3,340	234,902
Micron Technology	9,241	821,155
Microsoft	54,915	16,408,053
MongoDB, Cl A *	114	43,547
Monolithic Power Systems	476	218,341
Motorola Solutions	1,813	399,640
NetApp	1,536	120,392
NortonLifeLock	10,521	304,898
Nuance Communications *	2,730	151,570
NVIDIA	15,338	3,740,171
NXP Semiconductors	354	67,302
Okta, Cl A *	503	91,969
ON Semiconductor *	6,356	397,949
Oracle	7,636	580,107
Palo Alto Networks *	186	110,530
Paychex	3,882	462,191
Paycom Software *	690	234,055
Paylocity Holding *	364	77,328

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
PayPal Holdings *	3,598	$402,724
PTC *	1,123	124,967
Qorvo *	994	135,959
QUALCOMM	10,563	1,816,730
salesforce.com *	2,692	566,747
Seagate Technology Holdings	4,961	511,777
ServiceNow *	478	277,202
Skyworks Solutions	1,586	219,138
SolarEdge Technologies *	411	131,282
SS&C Technologies Holdings	2,241	168,008
Synopsys *	2,506	782,849
TD SYNNEX	2,601	264,860
TE Connectivity	1,704	242,701
Teradata *	5,502	275,045
Teradyne	8,658	1,020,951
Texas Instruments	7,238	1,230,388
Trade Desk, Cl A *	810	69,109
Trimble *	4,563	318,269
Twilio, Cl A *	307	53,664
Tyler Technologies *	233	99,785
Ubiquiti	1,362	345,798
VeriSign *	777	166,060
Visa, Cl A	9,141	1,975,553
VMware, Cl A	2,951	346,211
Western Digital *	3,634	185,116
Wolfspeed *	1,341	137,748
Workday, Cl A *	304	69,631
Zebra Technologies, Cl A *	1,254	518,328
Zendesk *	911	106,286
Zscaler *	722	172,666
		87,058,475

MATERIALS — 2.6%
Air Products & Chemicals	140	33,082
Albemarle	4,132	809,418
Alcoa	11,629	876,129
Amcor	13,649	158,738
AptarGroup	607	73,981
Avery Dennison	1,415	249,323
Ball	5,182	465,033

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Berry Global Group *	4,369	$264,980
Celanese, Cl A	2,139	297,920
CF Industries Holdings	2,479	201,270
Chemours	10,730	296,148
Cleveland-Cliffs *	1,593	35,619
Corteva	6,938	360,984
Crown Holdings	7,956	975,963
Dow	10,340	609,646
DuPont de Nemours	1,482	114,662
Eastman Chemical	5,770	683,572
Ecolab	1,007	177,494
Element Solutions	4,689	115,256
Freeport-McMoRan	22,186	1,041,633
Graphic Packaging Holding	5,617	115,598
International Flavors & Fragrances	2,108	280,364
International Paper	5,853	254,781
Louisiana-Pacific	1,701	122,387
LyondellBasell Industries, Cl A	6,571	638,898
Martin Marietta Materials	531	201,461
Mosaic	6,865	359,932
Newmont	713	47,201
Nucor	6,085	800,908
Olin	9,816	505,622
Packaging Corp of America	3,028	445,691
PPG Industries	3,223	430,109
Reliance Steel & Aluminum	3,380	645,141
RPM International	3,968	335,574
Scotts Miracle-Gro	290	40,617
Sherwin-Williams	2,387	628,091
Steel Dynamics	7,579	534,926
Valvoline	3,495	112,993
Vulcan Materials	1,187	215,381
Westlake	1,500	165,465
Westrock	4,381	198,328
		14,920,319

REAL ESTATE — 0.4%
Camden Property Trust ‡	684	112,935
CBRE Group, Cl A *	6,825	661,001
Jones Lang LaSalle *	313	77,067

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Life Storage ‡	589	$74,562
Medical Properties Trust ‡	5,586	113,619
Prologis ‡	10,038	1,464,042
Simon Property Group ‡	289	39,755
		2,542,981

UTILITIES — 1.0%
AES	5,821	123,580
Alliant Energy	1,852	108,157
Ameren	1,670	143,536
American Electric Power	2,485	225,265
American Water Works	1,226	185,236
Atmos Energy	1,670	183,383
Avangrid	659	29,569
CenterPoint Energy	5,209	142,466
CMS Energy	1,938	124,051
Consolidated Edison	5,233	448,834
Constellation Energy	2,197	101,018
Dominion Energy	3,249	258,393
DTE Energy	1,300	158,067
Duke Energy	2,844	285,566
Edison International	717	45,472
Entergy	1,355	142,560
Essential Utilities	3,319	156,358
Evergy	1,983	123,759
Eversource Energy	2,319	189,694
Exelon	6,592	280,556
FirstEnergy	3,669	153,548
NextEra Energy	10,148	794,284
NiSource	5,185	150,002
NRG Energy	3,781	143,073
PG&E *	11,383	129,425
PPL	5,203	136,163
Public Service Enterprise Group	3,423	221,913
Sempra Energy	1,958	282,383
Southern	4,088	264,780
Vistra	6,053	138,129
WEC Energy Group	452	41,078

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	1,398	$94,127
		6,004,425

Total Common Stock
(Cost $260,229,607)		364,609,954
REGISTERED INVESTMENT COMPANIES — 34.4%

EQUITY FUNDS — 34.4%
AQR Large Cap Defensive Style Fund, Cl R6	597,213	17,169,886
DFA Real Estate Securities Portfolio, Cl I	672,564	30,769,785
DFA US Small Cap Portfolio, Cl I	554,120	24,481,041
DFA US Small Cap Value Portfolio, Cl I	311,638	13,422,240
DFA US Targeted Value Portfolio, Cl I	1,376,021	41,253,098
iShares MSCI USA Min Vol Factor ETF	531,376	39,178,352
Vanguard Small Cap Value ETF	25,295	4,394,753
Vanguard U.S. Quality Factor ETF	68,307	7,884,295
Vanguard U.S. Value Factor ETF	183,402	19,303,061
Total Registered Investment Companies
(Cost $134,542,707)		197,856,511
PREFERRED STOCK — 0.0%

UNITED STATES — 0.0%
FINANCIALS — 0.0%
Brookfield Property Preferred, 6.250%	165	3,929
(Cost $4,076)		3,929
SHORT-TERM INVESTMENT — 4.2%

DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $23,915,090)	23,915,090	23,915,090
Total Investments — 101.9%
(Cost $418,691,480)		$586,385,484

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

A list of open total return swap agreements held by the Fund at February 28, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR + 25 BPS	SPUSX	Annually	03/02/2022	USD	10,951,450	$587,859	$587,859

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	5	Mar-2022	$1,175,819	$1,092,000	$(83,819)

Percentages are based on Net Assets of $575,294,448.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

The following table summarizes the inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$364,609,954	$–	$–	$364,609,954
Registered Investment Companies	197,856,511	–	–	197,856,511
Preferred Stock	–	3,929	–	3,929
Short-Term Investment	23,915,090	–	–	23,915,090
Total Investments in Securities	$586,381,555	$3,929	$–	$586,385,484

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	$(83,819)	$–	$–	$(83,819)
Total Return Swap^
Unrealized Appreciation	$–	$587,859	$–	$587,859
Total Other Financial Instruments	$(83,819)	$587,859	$–	$504,040

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.6%
	Shares	Value
EQUITY FUNDS — 67.6%
AQR International Defensive Style Fund, Cl R6	678,066	$9,601,408
Avantis Emerging Markets Equity ETF	278,500	16,899,380
Avantis International Equity ETF	91,878	5,512,680
Avantis International Small Cap Value ETF	114,505	7,132,516
DFA Emerging Markets Portfolio, Cl I	1,105,654	34,186,822
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	14,351,956
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	3,132,292
DFA International High Relative Profitability Portfolio, Cl I	1,265,484	16,058,994
DFA International Real Estate Securities, Cl I	2,239,939	9,945,331
DFA International Small Cap Growth Portfolio, Cl I	112,315	1,865,552
DFA International Small Cap Value Portfolio, Cl I	746,592	15,648,570
DFA International Value Portfolio, Cl I	843,851	16,404,471
DFA Large Cap International Portfolio, Cl I	1,194,391	30,958,608
iShares MSCI EAFE Min Vol Factor ETF	141,476	10,174,954
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	12,160,669

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small Cap Equity ETF	74,825	$2,814,917
Total Registered Investment Companies
(Cost $165,385,354)		206,849,120
COMMON STOCK — 29.3%

AUSTRALIA — 0.6%
BlueScope Steel	2,357	35,362
CSL	288	54,941
Dexus ‡	4,206	33,459
Fortescue Metals Group	30,993	415,992
Glencore	54,740	323,688
REA Group	1,089	105,392
Rio Tinto	1,396	108,950
Sonic Healthcare	4,916	126,764
South32	30,601	109,045
Telstra	68,190	197,418
Wesfarmers	1,889	66,381
WiseTech Global	532	17,027
Woolworths Group	4,135	106,951
		1,701,370

AUSTRIA — 0.1%
Erste Group Bank	2,877	103,292
OMV	2,186	103,973
		207,265

BRAZIL — 0.5%
Cia Siderurgica Nacional	7,100	34,592
Telefonica Brasil	13,200	128,549
Vale ADR, Cl B	58,794	1,087,101
WEG	23,600	134,682
Wheaton Precious Metals	1,709	74,886
Yara International	2,903	147,356
		1,607,166

CANADA — 3.0%
Agnico Eagle Mines	400	20,207
Bank of Montreal	5,263	600,958
Bank of Nova Scotia	7,581	549,361
BCE	527	27,678
Canadian Imperial Bank of Commerce	3,888	492,112

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Canadian Natural Resources	16,979	$948,547
Canadian Pacific Railway	5,030	354,183
Canadian Tire, Cl A	1,592	234,712
Cenovus Energy	32,912	517,504
CGI, Cl A *	292	23,940
Constellation Software	28	47,189
Dollarama	803	41,496
Empire	1,696	52,532
Fairfax Financial Holdings	451	218,633
George Weston	887	96,181
Gildan Activewear	2,589	101,640
Hydro One	1,413	34,893
iA Financial	1,076	63,932
IGM Financial	1,024	36,379
Imperial Oil	9,043	405,883
Intact Financial	1,902	272,793
Kinross Gold	9,850	49,114
Loblaw	3,610	281,594
Magna International	471	34,993
National Bank of Canada	6,172	494,880
Nutrien	1,319	113,439
Onex	1,073	72,058
Open Text	420	18,278
Ritchie Bros Auctioneers	1,530	80,188
Royal Bank of Canada	7,548	834,955
Sun Life Financial	5,631	296,144
Suncor Energy	3,334	101,953
Teck Resources, Cl B	5,682	204,597
TFI International	711	74,112
Toromont Industries	430	36,449
Toronto-Dominion Bank	7,281	587,535
Tourmaline Oil	6,979	275,306
West Fraser Timber	3,909	390,191
WSP Global	1,891	232,007
		9,318,546

CHILE — 0.0%
Antofagasta	7,299	148,977

CHINA — 2.8%
Agricultural Bank of China, Cl A	35,800	16,925

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Airtac International Group	1,046	$34,859
Anhui Conch Cement, Cl A	4,300	27,560
ANTA Sports Products	5,000	76,386
Bank of Beijing, Cl A	31,100	22,255
Bank of China, Cl A	32,800	16,124
Bank of Communications, Cl A	25,400	19,256
Bank of Communications, Cl H	109,000	74,758
Bank of Ningbo, Cl A	5,068	30,652
Bank of Shanghai, Cl A	15,700	17,412
Baoshan Iron & Steel, Cl A	58,500	67,047
BOE Technology Group, Cl A	66,100	49,319
Bosideng International Holdings	82,000	46,780
BYD, Cl A	1,100	43,935
BYD, Cl H	5,000	152,980
BYD Electronic International	14,000	39,375
China Coal Energy, Cl H	304,000	191,100
China Everbright Bank, Cl A	35,600	18,872
China Hongqiao Group	119,000	167,370
China Longyuan Power Group, Cl H	127,000	264,991
China Merchants Bank, Cl A	7,100	56,196
China Merchants Bank, Cl H	138,000	1,166,056
China Merchants Securities, Cl A	9,800	24,687
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	23,386
China Minsheng Banking, Cl A	28,800	17,864
China National Building Material, Cl H	112,000	143,994
China Overseas Land & Investment	5,500	16,768
China Pacific Insurance Group, Cl A	4,600	19,315
China Petroleum & Chemical, Cl A	82,900	57,152
China Power International Development	157,000	88,947
China Resources Beer Holdings	2,000	15,805
China Resources Power Holdings	94,000	210,044
China Shenhua Energy, Cl H	125,000	345,804
China State Construction International Holdings	94,000	132,259
China Tourism Group Duty Free, Cl A	1,900	61,389
China Vanke, Cl A	7,800	23,749
China Yangtze Power, Cl A	31,100	114,395
Chow Tai Fook Jewellery Group	46,800	97,385
CITIC	135,000	157,797
CITIC Securities, Cl A	12,650	47,008
COSCO SHIPPING Holdings, Cl H *	159,700	324,013
Country Garden Services Holdings	31,000	185,752

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
CSPC Pharmaceutical Group	12,800	$15,180
Dongyue Group	61,000	88,991
ENN Energy Holdings	1,600	23,314
Far East Horizon	34,000	28,995
Foshan Haitian Flavouring & Food, Cl A	2,964	46,642
Great Wall Motor, Cl H	82,500	172,262
Guotai Junan Securities, Cl A	17,100	45,388
Haier Smart Home, Cl A	10,242	42,066
Haitian International Holdings	7,000	18,583
Haitong Securities, Cl A	21,000	37,499
Huatai Securities, Cl A	12,200	30,752
Huaxia Bank, Cl A	24,900	22,248
Industrial & Commercial Bank of China, Cl A	19,500	14,402
Industrial Bank, Cl A	7,200	25,260
Inner Mongolia Yili Industrial Group, Cl A	5,500	34,478
Jiangsu Hengrui Medicine, Cl A	5,904	37,477
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	31,397
Kingboard Holdings	29,500	137,867
Kingdee International Software Group	10,000	24,648
Kunlun Energy	84,000	82,699
Kweichow Moutai, Cl A	500	142,023
Li Ning	58,500	584,841
Longfor Group Holdings	41,500	223,382
Luxshare Precision Industry, Cl A	10,769	74,583
Luzhou Laojiao, Cl A	1,900	65,283
Meituan, Cl B *	600	13,263
Midea Group, Cl A	2,800	29,687
NARI Technology, Cl A	8,520	48,034
New China Life Insurance, Cl A	2,700	16,333
PetroChina, Cl A	60,600	56,243
PetroChina, Cl H	674,000	365,733
Ping An Bank, Cl A	9,600	24,008
Ping An Insurance Group of China, Cl A	4,400	35,424
Poly Developments and Holdings Group, Cl A	11,900	29,803
Postal Savings Bank of China, Cl H	95,000	78,122
SAIC Motor, Cl A	9,100	26,236
Sany Heavy Industry, Cl A	13,100	40,780
Shandong Weigao Group Medical Polymer, Cl H	88,000	121,885
Shanghai Pudong Development Bank, Cl A	12,100	16,118
Shenwan Hongyuan Group, Cl A	34,000	24,724
Tingyi Cayman Islands Holding	12,000	26,457

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Tsingtao Brewery, Cl H	10,000	$95,993
Uni-President China Holdings	20,000	20,807
Weichai Power, Cl H	72,000	122,042
Wuliangye Yibin, Cl A	900	27,151
Yankuang Energy Group, Cl H	98,000	240,995
Yihai International Holding	4,000	16,681
Zhongsheng Group Holdings	29,000	202,552
		8,437,052

DENMARK — 0.6%
AP Moller - Maersk, Cl B	105	333,129
Carlsberg, Cl B	123	18,038
Danske Bank	7,431	126,387
DSV Panalpina	1,754	324,494
Novo Nordisk, Cl B	6,144	632,850
Orsted	161	20,977
Pandora	2,855	295,681
Vestas Wind Systems	2,465	80,947
		1,832,503

FINLAND — 0.3%
Elisa	1,640	91,059
Kesko, Cl B	5,281	155,831
Neste	972	38,283
Nokia	19,450	104,788
Nordea Bank Abp	35,594	397,020
Stora Enso, Cl R	10,404	200,085
UPM-Kymmene	1,778	61,759
		1,048,825

FRANCE — 1.4%
Air Liquide	1,060	175,740
Arkema	217	28,556
AXA	7,739	209,079
BNP Paribas	10,412	606,370
Capgemini	1,449	302,396
Cie de Saint-Gobain	4,701	290,653
Cie Generale des Etablissements Michelin SCA	747	103,165
Credit Agricole	13,541	173,560
Dassault Systemes	1,885	90,993

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
EssilorLuxottica	1,325	$231,404
Gecina ‡	706	89,557
Hermes International	321	441,843
Kering	58	40,715
L'Oreal	162	63,905
LVMH Moet Hennessy Louis Vuitton	119	87,541
Publicis Groupe	2,615	173,843
Sartorius Stedim Biotech	542	208,556
Societe Generale	19,961	570,138
Teleperformance	348	129,064
Veolia Environnement	4,879	170,029
Vivendi	14,338	180,465
		4,367,572

GERMANY — 1.1%
Allianz	345	78,589
Bayerische Motoren Werke	2,094	202,723
Brenntag	3,426	285,687
Carl Zeiss Meditec	1,014	158,571
Deutsche Bank *	5,245	65,405
Deutsche Boerse	408	69,221
Deutsche Post	10,107	508,337
E.ON	19,292	260,686
Evonik Industries	1,045	31,298
GEA Group	2,509	109,224
Hannover Rueck	1,516	278,034
HelloFresh *	316	17,221
Infineon Technologies	3,462	118,386
KION Group	333	26,775
Mercedes-Benz Group	5,491	428,919
Puma	399	36,243
Siemens	1,931	270,493
Siemens Energy	2,099	49,167
Volkswagen	1,004	262,743
		3,257,722

HONG KONG — 0.2%
Huaneng Power International, Cl H	138,000	81,321
Kingboard Laminates Holdings	70,500	117,460
SITC International Holdings	45,000	185,774
Techtronic Industries	11,000	184,918

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Wharf Holdings	21,000	$75,806
Wharf Real Estate Investment	5,000	22,454
		667,733

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	16,806	131,062
OTP Bank Nyrt	1,193	46,145
Richter Gedeon Nyrt	479	10,057
		187,264

INDONESIA — 0.2%
Adaro Energy	1,585,900	271,845
Bank Mandiri Persero	81,200	43,518
Charoen Pokphand Indonesia	45,600	18,562
Indofood Sukses Makmur	30,300	12,962
Merdeka Copper Gold *	41,300	11,260
Telkom Indonesia Persero	726,000	219,722
Tower Bersama Infrastructure	129,400	26,561
United Tractors	16,900	29,408
		633,838

ITALY — 0.5%
Enel	23,034	169,329
Eni	50,027	775,395
Ferrari	455	97,966
FinecoBank Banca Fineco	7,772	129,816
Mediobanca Banca di Credito Finanziario	4,596	47,989
Prysmian	4,988	163,775
UniCredit	19,985	248,888
		1,633,158

JAPAN — 4.9%
Advantest	3,200	254,793
Aisin	4,000	146,297
Ajinomoto	6,000	174,760
Bandai Namco Holdings	2,700	197,198
Bridgestone	2,700	111,101
Chiba Bank	27,500	174,572
Chugai Pharmaceutical	5,700	189,031
Dai Nippon Printing	2,400	62,807

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Dai-ichi Life Holdings	19,400	$406,632
Daiichi Sankyo	5,700	138,939
Daikin Industries	1,200	223,484
Daito Trust Construction	1,300	144,446
Daiwa Securities Group	24,600	145,826
Denso	2,700	189,810
Disco	300	84,446
Fuji Electric	600	31,026
FUJIFILM Holdings	3,700	234,856
Fujitsu	1,800	260,448
Hamamatsu Photonics	700	35,419
Hino Motors	4,300	40,388
Hitachi	1,800	88,894
Hitachi Metals	3,900	69,516
Honda Motor	1,200	36,837
Hoya	3,800	497,084
Idemitsu Kosan	8,400	226,791
Inpex	21,400	225,364
Isuzu Motors	10,400	142,686
ITOCHU	12,100	395,351
Japan Post Bank	16,200	142,959
Japan Post Holdings	10,200	84,875
JFE Holdings	14,900	224,871
JSR	7,300	229,027
KDDI	1,800	58,925
Kurita Water Industries	1,600	66,176
Marubeni	22,900	240,498
Mazda Motor	2,300	17,078
Minebea Mitsumi	5,400	117,948
Mitsubishi	2,900	98,220
Mitsubishi Gas Chemical	9,100	162,188
Mitsubishi UFJ Financial Group	56,400	349,560
Mitsui	6,000	150,036
MS&AD Insurance Group Holdings	6,900	235,416
Murata Manufacturing	4,600	313,320
NGK Insulators	4,100	63,983
Nintendo	300	151,923
Nippon Sanso Holdings	2,500	48,974
Nippon Steel	7,400	137,625
Nippon Telegraph & Telephone	13,400	384,170
Nippon Yusen	8,600	802,749
Nitto Denko	1,700	124,005

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nomura Holdings	40,200	$184,732
Nomura Real Estate Holdings	3,400	84,770
Nomura Research Institute	7,800	270,621
Oji Holdings	6,700	34,343
Olympus	1,700	34,206
Omron	2,000	135,600
Oriental Land	200	37,003
ORIX	15,600	310,042
Otsuka	500	19,354
Otsuka Holdings	1,200	41,511
Panasonic	12,600	131,065
Recruit Holdings	1,800	75,147
Renesas Electronics *	9,400	110,199
Resona Holdings	65,400	294,499
Rinnai	800	65,831
Rohm	300	23,789
Sekisui Chemical	2,300	37,801
Sekisui House	3,300	67,566
SG Holdings	2,400	50,950
Shimadzu	600	21,669
Shimano	200	46,608
Shin-Etsu Chemical	2,900	448,822
SMC	100	59,731
Sompo Holdings	6,700	292,547
Sony	4,500	463,164
Sumitomo Electric Industries	1,500	19,890
Sumitomo Metal Mining	2,700	136,213
Sumitomo Mitsui Financial Group	9,400	335,861
Sumitomo Mitsui Trust Holdings	10,700	382,428
Suntory Beverage & Food	1,000	39,917
TDK	3,300	132,915
Tokyo Electron	1,300	637,797
Toshiba	3,400	135,656
Tosoh	2,000	31,242
Toyota Industries	2,200	168,116
Toyota Motor	23,100	427,770
Unicharm	600	22,624
Yamaha Motor	4,300	96,885
Z Holdings	12,400	60,390
		15,102,602

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal	11,504	$356,606
Eurofins Scientific	1,070	107,650
		464,256

MALAYSIA — 0.1%
CIMB Group Holdings	72,200	98,158
Petronas Chemicals Group	48,000	109,246
Sime Darby	228,700	123,810
Telekom Malaysia	63,100	76,071
		407,285

MEXICO — 0.5%
Alfa, Cl A	214,763	158,967
America Movil ADR, Cl L	22,738	412,012
Arca Continental	32,500	214,223
Coca-Cola Femsa ADR	1,424	78,406
Fomento Economico Mexicano ADR	292	23,477
Grupo Bimbo, Ser A	69,000	213,593
Grupo Financiero Banorte, Cl O	18,800	127,582
Grupo Financiero Inbursa, Cl O *	65,300	106,713
Grupo Mexico	24,500	125,150
Wal-Mart de Mexico	41,600	158,430
		1,618,553

NETHERLANDS — 0.8%
ABN AMRO Bank	7,936	104,779
Adyen *	56	114,966
ASML Holding	1,776	1,186,579
Koninklijke Ahold Delhaize	14,774	453,603
Koninklijke DSM	888	166,123
NN Group	4,708	225,387
Randstad	2,542	171,470
Wolters Kluwer	1,455	147,612
		2,570,519

NORWAY — 0.2%
Equinor	814	25,758
Gjensidige Forsikring	3,248	80,282

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Norsk Hydro	45,417	$429,822
		535,862

PERU — 0.1%
Southern Copper	4,169	289,287

PHILIPPINES — 0.1%
Globe Telecom	195	9,801
International Container Terminal Services	29,350	120,816
Manila Electric	6,450	46,296
Metropolitan Bank & Trust	19,470	21,737
PLDT	5,495	192,994
		391,644

POLAND — 0.2%
Bank Polska Kasa Opieki	9,223	252,943
Dino Polska *	283	19,884
mBank	413	40,352
Orange Polska *	22,072	40,971
Polskie Gornictwo Naftowe i Gazownictwo	43,388	57,369
Powszechny Zaklad Ubezpieczen	1,286	9,659
Santander Bank Polska	609	45,598
		466,776

PORTUGAL — 0.1%
Jeronimo Martins SGPS	9,122	196,515

RUSSIA — 0.0%
Evraz	29,556	58,349
Raspadskaya (A)(B)	12,982	38,467
		96,816

SINGAPORE — 0.1%
DBS Group Holdings	7,200	180,535
Oversea-Chinese Banking	6,800	58,660
STMicroelectronics	2,589	108,777
United Overseas Bank	4,100	90,956

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
Venture	1,400	$18,157
		457,085

SOUTH AFRICA — 1.1%
Absa Group	23,963	275,647
Anglo American	9,271	477,192
Anglo American Platinum	2,463	385,106
Aspen Pharmacare Holdings	2,551	33,368
Capitec Bank Holdings	526	70,970
Clicks Group	1,125	21,926
Exxaro Resources	17,771	230,047
FirstRand	6,672	28,733
Impala Platinum Holdings	10,003	191,741
Kumba Iron Ore	3,779	149,300
MTN Group	40,102	500,324
Sasol *	14,249	328,193
Shoprite Holdings	9,695	144,588
Sibanye Stillwater	68,981	328,085
Vodacom Group	10,733	103,358
		3,268,578

SOUTH KOREA — 1.7%
DB Insurance	2,377	121,964
Doosan Bobcat	529	16,868
Hana Financial Group	7,542	306,001
HMM *	4,268	104,183
Hyundai Glovis	210	30,969
Industrial Bank of Korea	17,206	153,863
Kakao	620	49,096
KB Financial Group	5,671	281,470
Kia	5,045	314,132
Korea Investment Holdings *	498	33,014
Korea Zinc	321	146,961
Kumho Petrochemical *	747	100,782
LG	168	10,578
LG Electronics	947	99,095
LG Innotek	1,132	314,027
Meritz Securities	10,547	51,347
NAVER	1,009	267,143
POSCO Holdings	573	136,363
Samsung Electronics	24,804	1,505,221

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Samsung Engineering *	1,742	$33,812
Samsung Securities	1,240	43,662
Shinhan Financial Group	318	10,331
SK Telecom	3,572	162,391
Woori Financial Group	61,099	730,187
Yuhan	1,937	93,598
		5,117,058

SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria	61,836	365,153
CaixaBank	110,550	361,174
Iberdrola	24,820	280,888
Industria de Diseno Textil	1,078	28,363
Repsol	11,024	143,382
		1,178,960

SWEDEN — 0.9%
Alfa Laval	4,917	159,627
Assa Abloy, Cl B	2,027	53,715
Atlas Copco, Cl A	10,110	527,217
Epiroc, Cl A	4,719	89,083
EQT	2,484	84,062
Fastighets Balder, Cl B *	832	52,076
Getinge, Cl B	4,911	192,160
Hennes & Mauritz, Cl B	3,709	62,663
Hexagon, Cl B	9,422	127,927
Husqvarna, Cl B	5,418	65,369
Investor, Cl B	12,368	252,514
L E Lundbergforetagen, Cl B	1,472	71,399
Nibe Industrier, Cl B	25,240	226,351
Sagax, Cl B	2,366	64,852
Sandvik	4,173	91,082
Skandinaviska Enskilda Banken, Cl A	15,724	181,675
Skanska, Cl B	2,662	60,477
Svenska Cellulosa SCA, Cl B	2,539	41,653
Svenska Handelsbanken, Cl A	7,147	68,336
Swedbank	5,974	96,610
Swedish Match	11,280	82,471
Volvo, Cl B	1,009	19,509
		2,670,828

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 0.9%
Chocoladefabriken Lindt & Spruengli	19	$202,242
Cie Financiere Richemont, Cl A	2,289	311,320
EMS-Chemie Holding	88	87,106
Geberit	52	34,062
Givaudan	28	117,469
Kuehne + Nagel International	1,107	303,240
Logitech International	1,285	95,888
Lonza Group	195	135,285
Partners Group Holding	42	57,008
Sika	797	265,808
Sonova Holding	421	163,630
Straumann Holding	19	30,102
Swiss Life Holding	227	138,277
UBS Group	13,876	252,772
Zurich Insurance Group	1,088	499,883
		2,694,092

TAIWAN — 3.3%
Accton Technology	19,000	171,473
Acer	39,000	40,490
Advantech	9,898	131,289
ASE Technology Holding	46,000	165,926
Asia Cement	92,000	148,776
Asustek Computer	8,000	106,711
AU Optronics	19,000	14,174
Cathay Financial Holding	125,000	280,093
Chailease Holding	25,235	228,325
China Development Financial Holding	245,000	167,936
China Steel	127,000	165,223
Compal Electronics	18,000	16,401
CTBC Financial Holding	75,000	73,251
Delta Electronics	8,000	70,902
E.Sun Financial Holding	235,109	248,158
Eclat Textile	3,000	62,564
Evergreen Marine Taiwan	103,000	544,966
Far EasTone Telecommunications	70,000	173,180
Feng TAY Enterprise	4,680	34,768
Fubon Financial Holding	108,182	291,568
Giant Manufacturing	9,000	93,865
Globalwafers	8,000	200,877
Hon Hai Precision Industry	81,000	300,531
Innolux	94,000	57,112

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Inventec	15,000	$13,851
Lite-On Technology	70,000	172,195
MediaTek	22,000	858,849
Mega Financial Holding	54,000	72,629
Micro-Star International	39,000	220,895
momo.com	3,000	107,182
Nan Ya Printed Circuit Board	2,000	38,139
Nien Made Enterprise	2,000	25,991
Novatek Microelectronics	27,000	449,083
Quanta Computer	5,000	16,684
Realtek Semiconductor	22,000	362,532
SinoPac Financial Holdings	94,000	57,778
Synnex Technology International	54,000	140,005
Taishin Financial Holding	190,389	133,585
Taiwan Cement	116,523	197,690
Taiwan Cooperative Financial Holding	142,937	135,613
Taiwan Semiconductor Manufacturing ADR	14,834	1,587,386
Unimicron Technology	9,000	83,736
United Microelectronics	310,000	586,552
Vanguard International Semiconductor	29,000	131,826
Wan Hai Lines	32,500	221,708
Win Semiconductors	2,000	21,970
Wistron	17,000	17,861
Yang Ming Marine Transport *	58,000	244,318
Yuanta Financial Holding	177,840	158,577
Zhen Ding Technology Holding	36,000	119,951
		9,965,145

THAILAND — 0.3%
Advanced Info Service NVDR	37,400	263,073
Indorama Ventures NVDR	85,800	119,165
PTT Exploration & Production NVDR	99,400	419,300
Siam Commercial Bank NVDR	53,900	207,934
Srisawad NVDR	12,900	22,975
		1,032,447

TURKEY — 0.2%
Eregli Demir ve Celik Fabrikalari	75,816	171,195
Ford Otomotiv Sanayi	11,329	222,044

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Turkcell Iletisim Hizmetleri	97,761	$145,274
		538,513

UNITED KINGDOM — 1.4%
Admiral Group	6,148	246,307
Ashtead Group	6,149	397,946
AstraZeneca	170	20,618
Auto Trader Group	4,696	42,111
BAE Systems	12,804	123,507
Barclays	74,769	183,665
Berkeley Group Holdings	1,048	54,807
BHP Group	8,222	283,209
BP	112,727	550,481
BT Group, Cl A	7,433	18,302
Croda International	450	45,688
Diageo	11,099	551,519
Entain	747	16,806
Experian	5,901	232,854
Halma	5,137	166,035
Imperial Brands	859	18,888
JD Sports Fashion	81,970	165,730
Kingfisher	29,480	121,463
Legal & General Group	75,485	279,793
Natwest Group	30,392	92,855
Next	816	74,682
Persimmon	6,805	218,648
RELX	1,651	50,479
Spirax-Sarco Engineering	369	58,754
SSE	1,149	26,075
Tesco	22,752	88,180
United Utilities Group	2,190	31,475
		4,160,877

UNITED STATES — 0.3%
CONSUMER STAPLES — 0.0%
JBS	15,900	110,769

ENERGY — 0.1%
Tenaris	11,856	153,924

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 0.2%
Schneider Electric	4,005	$622,569
		887,262
ZAMBIA — 0.1%
First Quantum Minerals	8,977	263,254

Total Common Stock
(Cost $63,101,938)		89,423,205
PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Braskem (1)	16,300	151,018
Cia Energetica de Minas Gerais (1)	5,500	13,665
Gerdau (1)	17,000	84,015
Petroleo Brasileiro (1)	133,300	879,749

Total Preferred Stock
(Cost $864,423)		1,128,447
SHORT-TERM INVESTMENT — 3.7%

DWS Government Money Market Series, Institutional Shares, 0.040% (C)
(Cost $11,453,172)	11,453,172	11,453,172
Total Investments — 101.0%
(Cost $240,804,887)		$308,853,944

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	10	Mar-2022	$1,144,602	$1,081,500	$(63,102)
MSCI Emerging Markets	47	Mar-2022	2,804,912	2,765,245	(39,667)
SGX Nifty 50	73	Apr-2022	2,504,391	2,449,880	(54,511)
			$6,453,905	$6,296,625	$(157,280)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

A list of open total return swap agreements held by the Fund at February 28, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR + 35 BPS	SPILX	Annually	03/02/2022	USD	2,737,875	$(38,150)	$(38,150)

Percentages are based on Net Assets of $305,900,366.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	No Interest Rate Available
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of February 28, 2022 was $38,467 and represented 0.0% of the Net Assets of the Fund.
(C)	The rate reported is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following table summarizes the inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Registered Investment Companies	$206,849,120	$–	$–	$206,849,120
Common Stock
Australia	–	1,701,370	–	1,701,370
Austria	–	207,265	–	207,265
Brazil	1,459,810	147,356	–	1,607,166
Canada	9,318,546	–	–	9,318,546
Chile	–	148,977	–	148,977
China	–	8,437,052	–	8,437,052
Denmark	–	1,832,503	–	1,832,503
Finland	–	1,048,825	–	1,048,825
France	–	4,367,572	–	4,367,572
Germany	–	3,257,722	–	3,257,722
Hong Kong	–	667,733	–	667,733

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Hungary	$–	$187,264	$–	$187,264
Indonesia	–	633,838	–	633,838
Italy	97,966	1,535,192	–	1,633,158
Japan	–	15,102,602	–	15,102,602
Luxembourg	–	464,256	–	464,256
Malaysia	–	407,285	–	407,285
Mexico	1,618,553	–	–	1,618,553
Netherlands	–	2,570,519	–	2,570,519
Norway	–	535,862	–	535,862
Peru	289,287	–	–	289,287
Philippines	46,296	345,348	–	391,644
Poland	–	466,776	–	466,776
Portugal	–	196,515	–	196,515
Russia	–	58,349	38,467	96,816
Singapore	–	457,085	–	457,085
South Africa	–	3,268,578	–	3,268,578
South Korea	–	5,117,058	–	5,117,058
Spain	–	1,178,960	–	1,178,960
Sweden	–	2,670,828	–	2,670,828
Switzerland	–	2,694,092	–	2,694,092
Taiwan	1,587,386	8,377,759	–	9,965,145
Thailand	–	1,032,447	–	1,032,447
Turkey	–	538,513	–	538,513
United Kingdom	–	4,160,877	–	4,160,877
United States	110,769	776,493	–	887,262
Zambia	263,254	–	–	263,254
Total Common Stock	14,791,867	74,592,871	38,467	89,423,205
Preferred Stock
Brazil	1,128,447	–	–	1,128,447
Short-Term Investment	11,453,172	–	–	11,453,172
Total Investments in Securities	$234,222,606	$74,592,871	$38,467	$308,853,944

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(157,280)	$–	$–	$(157,280)
Total Return Swap^
Unrealized Depreciation	–	(38,150)	–	(38,150)
Total Other Financial Instruments	$(157,280)	$(38,150)	$–	$(195,430)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 49.0%
	Shares	Value
EQUITY FUNDS — 49.0%
AQR International Defensive Style Fund, Cl R6	491,744	$6,963,090
AQR Large Cap Defensive Style Fund, Cl R6	325,056	9,345,367
Avantis Emerging Markets Equity ETF	209,854	12,733,941
Avantis International Equity ETF	68,174	4,090,440
Avantis International Small Cap Value ETF	87,677	5,461,400
DFA Emerging Markets Portfolio, Cl I	831,737	25,717,300
DFA Emerging Markets Small Cap Portfolio, Cl I	474,616	11,319,587
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,171,903
DFA International High Relative Profitability Portfolio, Cl I	946,793	12,014,797
DFA International Real Estate Securities, Cl I	1,695,005	7,525,822
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,880,475
DFA International Small Cap Value Portfolio, Cl I	581,936	12,197,375
DFA International Value Portfolio, Cl I	594,105	11,549,406
DFA Large Cap International Portfolio, Cl I	904,182	23,436,389
DFA Real Estate Securities Portfolio, Cl I	422,888	19,347,113
DFA US Small Cap Portfolio, Cl I	253,527	11,200,817
DFA US Small Cap Value Portfolio, Cl I	200,981	8,656,243

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Targeted Value Portfolio, Cl I	855,875	$25,659,140
iShares MSCI Global Min Vol Factor ETF	402,030	40,713,578
Schwab International Small Cap Equity ETF	60,162	2,263,294
Vanguard Small Cap Value ETF	36,894	6,409,964
Vanguard U.S. Quality Factor ETF	39,529	4,562,611
Vanguard U.S. Value Factor ETF	98,922	10,411,540
Total Registered Investment Companies
(Cost $207,979,313)		275,631,592
COMMON STOCK — 48.8%

AUSTRALIA — 0.2%
BlueScope Steel	1,841	27,620
CSL	245	46,738
Dexus ‡	3,310	26,331
Fortescue Metals Group	24,313	326,332
Glencore	52,559	310,792
REA Group	734	71,035
Rio Tinto	1,058	82,571
Sonic Healthcare	2,856	73,645
South32	21,102	75,196
Suncorp Group	2,328	18,337
Telstra	56,581	163,809
Wesfarmers	1,077	37,847
WiseTech Global	409	13,090
Woolworths Group	2,634	68,128
		1,341,471

AUSTRIA — 0.0%
Erste Group Bank	3,918	140,668
OMV	853	40,571
Verbund	222	26,687
		207,926

BRAZIL — 0.2%
Cia Siderurgica Nacional	6,500	31,669
Telefonica Brasil	11,200	109,071
Vale ADR, Cl B	42,712	789,745
WEG	17,600	100,441
Wheaton Precious Metals	1,224	53,634

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Yara International	1,579	$80,150
		1,164,710

CANADA — 1.3%
Agnico Eagle Mines	287	14,498
Bank of Montreal	3,975	453,887
Bank of Nova Scotia	5,642	408,850
BCE	1,146	60,189
Canadian Imperial Bank of Commerce	2,950	373,387
Canadian Natural Resources	13,548	756,871
Canadian Pacific Railway	4,030	283,769
Canadian Tire, Cl A	1,305	192,399
Cenovus Energy	25,153	395,502
CGI, Cl A *	253	20,743
Constellation Software	22	37,077
Dollarama	718	37,104
Empire	1,438	44,541
Fairfax Financial Holdings	352	170,640
George Weston	512	55,518
Gildan Activewear	2,399	94,181
Hydro One	1,426	35,214
iA Financial	827	49,137
IGM Financial	797	28,315
Imperial Oil	6,944	311,672
Intact Financial	1,593	228,475
Kinross Gold	7,346	36,629
Loblaw	1,222	95,321
Magna International	271	20,134
National Bank of Canada	4,302	344,941
Nutrien	1,703	146,465
Onex	817	54,866
Ritchie Bros Auctioneers	1,078	56,498
Royal Bank of Canada	5,925	655,419
Sun Life Financial	4,065	213,785
Suncor Energy	2,174	66,481
Teck Resources, Cl B	5,069	182,524
TFI International	370	38,568
Toromont Industries	171	14,495
Toronto-Dominion Bank	5,838	471,093
Tourmaline Oil	6,099	240,592
West Fraser Timber	2,436	243,158

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
WSP Global	1,366	$167,595
		7,100,533

CHILE — 0.0%
Antofagasta	5,161	105,339

CHINA — 1.1%
Agricultural Bank of China, Cl A	44,800	21,179
Airtac International Group	1,046	34,859
Anhui Conch Cement, Cl A	3,288	21,074
ANTA Sports Products	1,000	15,277
Bank of Beijing, Cl A	26,800	19,178
Bank of China, Cl A	31,200	15,338
Bank of Communications, Cl A	23,300	17,664
Bank of Communications, Cl H	69,000	47,324
Bank of Ningbo, Cl A	3,640	22,015
Bank of Shanghai, Cl A	12,297	13,638
Baoshan Iron & Steel, Cl A	43,800	50,199
BOE Technology Group, Cl A	49,300	36,784
Bosideng International Holdings	78,000	44,498
BYD, Cl A	900	35,947
BYD, Cl H	3,500	107,086
BYD Electronic International	11,000	30,938
China Coal Energy, Cl H	215,000	135,153
China Everbright Bank, Cl A	30,400	16,115
China Hongqiao Group	94,000	132,208
China Longyuan Power Group, Cl H	87,000	181,529
China Merchants Bank, Cl A	5,100	40,366
China Merchants Bank, Cl H	101,500	857,643
China Merchants Securities, Cl A	5,500	13,855
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	33,685
China Minsheng Banking, Cl A	24,100	14,949
China National Building Material, Cl H	88,000	113,138
China Pacific Insurance Group, Cl A	3,400	14,276
China Petroleum & Chemical, Cl A	89,300	61,564
China Power International Development	121,000	68,551
China Resources Beer Holdings	2,000	15,805
China Resources Gas Group	2,000	9,180
China Resources Power Holdings	72,000	160,885
China Shenhua Energy, Cl H	100,500	278,027

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China State Construction International Holdings	64,000	$90,048
China Tourism Group Duty Free, Cl A	1,400	45,234
China Vanke, Cl A	6,100	18,573
China Yangtze Power, Cl A	34,600	127,269
Chow Tai Fook Jewellery Group	39,800	82,819
CITIC	104,000	121,562
CITIC Securities, Cl A	3,335	12,393
COSCO SHIPPING Holdings, Cl H *	142,250	288,609
Country Garden Services Holdings	24,000	143,808
CSPC Pharmaceutical Group	14,640	17,362
Dongyue Group	45,000	65,649
ENN Energy Holdings	800	11,657
Far East Horizon	33,000	28,143
Foshan Haitian Flavouring & Food, Cl A	2,340	36,823
Great Wall Motor, Cl H	60,500	126,326
Guotai Junan Securities, Cl A	7,677	20,377
Haier Smart Home, Cl A	7,541	30,972
Haitian International Holdings	4,000	10,619
Haitong Securities, Cl A	11,400	20,356
Huatai Securities, Cl A	5,700	14,368
Huaxia Bank, Cl A	20,800	18,585
Industrial & Commercial Bank of China, Cl A	16,300	12,038
Industrial Bank, Cl A	5,400	18,945
Inner Mongolia Yili Industrial Group, Cl A	4,100	25,702
Jiangsu Hengrui Medicine, Cl A	4,320	27,422
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	23,548
Kingboard Holdings	19,500	91,133
Kingdee International Software Group *	8,000	19,718
Kunlun Energy	64,000	63,008
Kweichow Moutai, Cl A	400	113,619
Li Ning	45,000	449,878
Longfor Group Holdings	32,000	172,246
Luxshare Precision Industry, Cl A	5,815	40,273
Luzhou Laojiao, Cl A	1,700	58,411
Midea Group, Cl A	2,100	22,265
NARI Technology, Cl A	7,280	41,043
New China Life Insurance, Cl A	2,100	12,704
PetroChina, Cl A	39,500	36,660
PetroChina, Cl H	600,000	325,578
Ping An Bank, Cl A *	7,000	17,506
Ping An Insurance Group of China, Cl A	3,200	25,763
Poly Developments and Holdings Group, Cl A	9,100	22,790

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Postal Savings Bank of China, Cl H	15,000	$12,335
SAIC Motor, Cl A	6,000	17,299
Sany Heavy Industry, Cl A	12,400	38,601
Shandong Weigao Group Medical Polymer, Cl H	60,000	83,103
Shanghai Pudong Development Bank, Cl A	10,000	13,321
Shenwan Hongyuan Group, Cl A	19,500	14,180
Tingyi Cayman Islands Holding	12,000	26,457
Tsingtao Brewery, Cl H	8,000	76,794
Uni-President China Holdings	18,000	18,726
Weichai Power, Cl H	56,000	94,921
Wuliangye Yibin, Cl A	500	15,084
Yankuang Energy Group, Cl H	70,000	172,139
Yihai International Holding	4,000	16,681
Yonghui Superstores, Cl A	19,700	11,407
Zhongsheng Group Holdings	22,500	157,153
		6,399,930

DENMARK — 0.2%
AP Moller - Maersk, Cl B	79	250,641
Carlsberg, Cl B	97	14,225
Coloplast, Cl B	96	14,447
Danske Bank	7,177	122,067
DSV Panalpina	1,211	224,038
Novo Nordisk, Cl B	4,089	421,179
Orsted	235	30,618
Pandora	2,206	228,466
Vestas Wind Systems	1,900	62,393
		1,368,074

FINLAND — 0.2%
Elisa	989	54,913
Kesko, Cl B	3,991	117,766
Neste	639	25,168
Nokia	15,255	82,187
Nordea Bank Abp	29,185	325,532
Stora Enso, Cl R	7,622	146,583
UPM-Kymmene	1,783	61,933
		814,082

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FRANCE — 0.6%
Air Liquide	739	$122,520
Arkema	209	27,503
AXA	2,647	71,512
BNP Paribas	7,193	418,903
Capgemini	1,045	218,084
Cie de Saint-Gobain	3,178	196,489
Cie Generale des Etablissements Michelin SCA	557	76,925
Credit Agricole	6,392	81,929
Dassault Systemes	1,220	58,892
EssilorLuxottica	916	159,974
Gecina ‡	501	63,552
Hermes International	232	319,338
Kering	49	34,397
Legrand	668	63,178
L'Oreal	155	61,144
LVMH Moet Hennessy Louis Vuitton	89	65,472
Publicis Groupe	1,907	126,776
Sartorius Stedim Biotech	458	176,234
Societe Generale	14,131	403,618
Teleperformance	298	110,520
Veolia Environnement	3,801	132,462
Vivendi	11,454	144,166
		3,133,588

GERMANY — 0.5%
Allianz	157	35,764
Bayerische Motoren Werke	1,868	180,843
Brenntag	2,945	245,578
Carl Zeiss Meditec	737	115,253
Deutsche Bank	4,122	51,402
Deutsche Boerse	247	41,906
Deutsche Post	7,541	379,279
E.ON	13,257	179,137
Evonik Industries	701	20,995
GEA Group	1,917	83,452
Hannover Rueck	1,175	215,495
HelloFresh *	256	13,951
Infineon Technologies	2,180	74,547
KION Group	350	28,142
Mercedes-Benz Group	4,452	347,759
Puma	269	24,434
RWE	433	20,059

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Siemens	2,616	$366,447
Siemens Energy	582	13,633
Volkswagen	810	211,974
		2,650,050

HONG KONG — 0.1%
Huaneng Power International, Cl H	98,000	57,749
Kingboard Laminates Holdings	58,000	96,634
SITC International Holdings	37,000	152,748
Techtronic Industries	6,500	109,270
Wharf Holdings	14,000	50,537
		466,938

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	13,917	108,532
OTP Bank Nyrt *	573	22,163
Richter Gedeon Nyrt	582	12,220
		142,915

INDONESIA — 0.1%
Adaro Energy	1,134,000	194,383
Bank Mandiri Persero	111,100	59,542
Charoen Pokphand Indonesia	32,300	13,148
Indofood Sukses Makmur	43,700	18,695
Telkom Indonesia Persero	567,700	171,813
Tower Bersama Infrastructure	152,200	31,241
United Tractors	13,800	24,013
		512,835

ITALY — 0.2%
Enel	18,637	137,006
Eni	38,440	595,802
Ferrari	239	51,459
FinecoBank Banca Fineco	6,173	103,108
Prysmian	4,171	136,950
UniCredit	16,021	199,521
		1,223,846

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — 2.1%
Advantest	2,500	$199,057
Aisin	3,200	117,037
Ajinomoto	4,800	139,808
Bandai Namco Holdings	1,900	138,769
Bridgestone	400	16,459
Chiba Bank	22,800	144,736
Chugai Pharmaceutical	3,600	119,388
Dai Nippon Printing	1,600	41,871
Dai-ichi Life Holdings	14,400	301,830
Daiichi Sankyo	4,500	109,689
Daikin Industries	900	167,613
Daito Trust Construction	1,000	111,112
Daiwa Securities Group	16,300	96,625
Denso	2,200	154,660
Disco	200	56,297
Fuji Electric	500	25,855
FUJIFILM Holdings	2,600	165,034
Fujitsu	1,400	202,571
Hamamatsu Photonics	500	25,299
Hino Motors	3,200	30,056
Hitachi	500	24,693
Hitachi Metals *	2,600	46,344
Honda Motor	1,000	30,698
Hoya	2,900	379,354
Idemitsu Kosan	6,400	172,793
Inpex	15,700	165,337
Isuzu Motors	8,100	111,130
ITOCHU	9,400	307,132
Japan Post Bank	14,900	131,487
Japan Post Holdings	7,400	61,576
JFE Holdings	12,300	185,632
JSR	5,700	178,829
KDDI	1,800	58,925
Kikkoman	300	22,385
Kurita Water Industries	1,400	57,904
Marubeni	19,000	199,540
Minebea Mitsumi	4,100	89,553
Mitsubishi	2,000	67,738
Mitsubishi Gas Chemical	7,200	128,325
Mitsubishi UFJ Financial Group	52,400	324,768
Mitsui	4,700	117,528
MS&AD Insurance Group Holdings	4,800	163,768

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Murata Manufacturing	3,600	$245,207
NGK Insulators	3,400	53,059
Nintendo	300	151,923
Nippon Sanso Holdings	1,800	35,261
Nippon Steel	6,500	120,887
Nippon Telegraph & Telephone	8,800	252,291
Nippon Yusen	7,000	653,401
Nitto Denko	1,300	94,827
Nomura Holdings	33,400	153,484
Nomura Real Estate Holdings	2,400	59,837
Nomura Research Institute	5,700	197,761
NTT Data	1,100	21,009
Obic	100	15,990
Olympus	1,900	38,230
Omron	1,600	108,480
Oriental Land	200	37,003
ORIX	7,500	149,059
Otsuka	400	15,483
Otsuka Holdings	900	31,133
Panasonic	10,400	108,180
Recruit Holdings	1,300	54,273
Renesas Electronics *	6,900	80,891
Resona Holdings	53,200	239,562
Rinnai	600	49,373
Rohm	300	23,789
Sekisui Chemical	2,200	36,158
Sekisui House	3,300	67,566
SG Holdings	1,600	33,966
Shimadzu	700	25,281
Shimano	200	46,608
Shin-Etsu Chemical	2,400	371,439
SMC	200	119,462
Sompo Holdings	4,900	213,953
Sony	3,700	380,824
Sumitomo Electric Industries	1,000	13,260
Sumitomo Metal Mining	2,100	105,944
Sumitomo Mitsui Financial Group	6,700	239,390
Sumitomo Mitsui Trust Holdings	8,400	300,224
Suntory Beverage & Food	900	35,925
TDK	1,800	72,499
Tokyo Electron	900	441,552
Toshiba	2,700	107,727

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Tosoh	1,500	$23,432
Toyota Industries	1,800	137,550
Toyota Motor	18,500	342,586
Yamaha Motor	3,500	78,860
Z Holdings	10,000	48,702
		11,622,506

LUXEMBOURG — 0.1%
ArcelorMittal	8,154	252,761
Eurofins Scientific	690	69,419
		322,180

MALAYSIA — 0.1%
CIMB Group Holdings	42,200	57,372
Petronas Chemicals Group	50,300	114,481
Press Metal Aluminium Holdings	11,200	18,251
RHB Bank	7,400	10,403
Sime Darby	178,900	96,850
Telekom Malaysia	43,200	52,080
		349,437

MEXICO — 0.2%
Alfa, Cl A	159,888	118,349
America Movil ADR, Cl L	16,505	299,071
Arca Continental	23,800	156,877
Coca-Cola Femsa ADR	1,093	60,181
Grupo Bimbo, Ser A	55,400	171,493
Grupo Carso	2,700	8,181
Grupo Financiero Banorte, Cl O	15,100	102,473
Grupo Financiero Inbursa, Cl O *	42,500	69,453
Grupo Mexico	18,400	93,990
Wal-Mart de Mexico	43,700	166,428
		1,246,496

NETHERLANDS — 0.3%
ABN AMRO Bank	4,810	63,507
Adyen *	43	88,277
Aegon	10,104	49,643
ASML Holding	1,245	831,808
Koninklijke Ahold Delhaize	11,396	349,889

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Koninklijke DSM	639	$119,541
NN Group	3,799	181,870
Randstad	2,271	153,189
Wolters Kluwer	998	101,249
		1,938,973

NORWAY — 0.1%
Gjensidige Forsikring	2,260	55,861
Norsk Hydro	33,238	314,561
		370,422

PERU — 0.0%
Southern Copper	3,615	250,845

PHILIPPINES — 0.1%
International Container Terminal Services	23,930	98,505
Manila Electric	4,870	34,955
PLDT	4,090	143,648
		277,108

POLAND — 0.1%
Bank Polska Kasa Opieki	5,966	163,619
Dino Polska *	183	12,858
mBank *	216	21,104
Orange Polska	5,457	10,129
Polskie Gornictwo Naftowe i Gazownictwo	44,256	58,517
Santander Bank Polska	1,360	101,829
		368,056

PORTUGAL — 0.0%
Jeronimo Martins SGPS	6,797	146,427

PUERTO RICO — 0.1%
Popular	8,471	778,061

RUSSIA — 0.0%
Evraz	16,851	33,267

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
RUSSIA — continued
Raspadskaya (A)(B)	7,402	$21,931
		55,198

SINGAPORE — 0.1%
DBS Group Holdings	5,700	142,924
Mapletree Commercial Trust ‡	10,400	13,931
Oversea-Chinese Banking	7,300	62,974
STMicroelectronics	553	23,234
United Overseas Bank	3,700	82,082
Venture	1,400	18,157
		343,302

SOUTH AFRICA — 0.4%
Absa Group	17,140	197,162
Anglo American	6,932	356,800
Anglo American Platinum	1,835	286,914
Aspen Pharmacare Holdings	1,196	15,644
Capitec Bank Holdings	688	92,828
Exxaro Resources	12,833	166,124
FirstRand	5,526	23,797
Impala Platinum Holdings	7,529	144,319
Kumba Iron Ore	3,115	123,067
MTN Group *	30,096	375,486
Sasol *	10,906	251,195
Shoprite Holdings	6,387	95,254
Sibanye Stillwater	53,377	253,870
Vodacom Group	8,154	78,522
		2,460,982

SOUTH KOREA — 0.7%
DB Insurance	1,672	85,790
Doosan Bobcat	384	12,244
Hana Financial Group	8,259	335,092
HMM *	3,005	73,353
Hyundai Glovis	61	8,996
Industrial Bank of Korea	6,912	61,810
Kakao	370	29,299
KB Financial Group	5,176	256,902
Kia	3,952	246,075
Korea Investment Holdings	367	24,330

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Korea Zinc	257	$117,660
Kumho Petrochemical	522	70,426
LG Electronics	691	72,307
LG Innotek	574	159,233
Meritz Securities	12,540	61,049
NAVER	780	206,513
POSCO Holdings	316	75,202
Samsung Electronics	19,261	1,168,846
Samsung Engineering *	748	14,519
Samsung Securities	930	32,746
SK Telecom	2,637	119,884
Woori Financial Group	47,393	566,389
Yuhan	1,128	54,506
		3,853,171

SPAIN — 0.2%
Banco Bilbao Vizcaya Argentaria	50,779	299,859
CaixaBank	86,144	281,438
Iberdrola	18,507	209,444
Industria de Diseno Textil	469	12,340
Repsol	11,476	149,260
		952,341

SWEDEN — 0.4%
Alfa Laval	4,339	140,863
Atlas Copco, Cl A	7,734	403,313
Boliden	397	17,743
Epiroc, Cl A	3,719	70,206
EQT	1,484	50,221
Fastighets Balder, Cl B *	587	36,741
Getinge, Cl B	3,530	138,123
Hennes & Mauritz, Cl B	2,705	45,700
Hexagon, Cl B	8,225	111,675
Husqvarna, Cl B	5,085	61,352
Investor, Cl B	11,436	233,486
L E Lundbergforetagen, Cl B	822	39,871
Nibe Industrier, Cl B	21,544	193,205
Sagax, Cl B	1,657	45,419
Sandvik	2,811	61,354
Skandinaviska Enskilda Banken, Cl A	13,458	155,493
Skanska, Cl B	607	13,790

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Svenska Cellulosa SCA, Cl B	1,784	$29,267
Svenska Handelsbanken, Cl A	2,498	23,885
Swedbank	5,226	84,513
Swedish Match	9,830	71,869
		2,028,089

SWITZERLAND — 0.4%
Chocoladefabriken Lindt & Spruengli	14	149,020
Cie Financiere Richemont, Cl A	2,619	356,202
EMS-Chemie Holding	77	76,218
Geberit	81	53,059
Givaudan	24	100,688
Kuehne + Nagel International	809	221,609
Logitech International	886	66,114
Lonza Group	142	98,516
Partners Group Holding	76	103,156
Sika	541	180,429
Sonova Holding	294	114,269
Straumann Holding	35	55,450
Swiss Life Holding	178	108,429
UBS Group	10,963	199,708
Zurich Insurance Group	839	385,480
		2,268,347

TAIWAN — 1.3%
Accton Technology	15,000	135,374
Acer	42,000	43,605
Advantech	6,599	87,530
ASE Technology Holding	33,000	119,034
Asia Cement	71,000	114,817
Asustek Computer	6,000	80,033
AU Optronics	84,000	62,662
Cathay Financial Holding	91,000	203,908
Chailease Holding	19,513	176,553
China Development Financial Holding	91,000	62,376
China Steel	111,000	144,407
Compal Electronics	17,000	15,490
Delta Electronics	9,000	79,765
E.Sun Financial Holding	187,169	197,557
Eclat Textile	2,000	41,709
Evergreen Marine Taiwan	79,000	417,984

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Far EasTone Telecommunications	19,000	$47,006
Feng TAY Enterprise	4,080	30,311
Fubon Financial Holding	77,209	208,091
Giant Manufacturing	8,000	83,435
Globalwafers	7,000	175,768
Hon Hai Precision Industry	65,000	241,167
Hua Nan Financial Holdings	18,098	14,345
Innolux	102,000	61,972
Lite-On Technology	10,000	24,599
MediaTek	17,000	663,656
Mega Financial Holding	28,000	37,659
Micro-Star International	24,000	135,935
momo.com	2,000	71,455
Nan Ya Printed Circuit Board	5,000	95,348
Nien Made Enterprise	2,000	25,991
Novatek Microelectronics	21,000	349,287
Quanta Computer	4,000	13,347
Realtek Semiconductor	18,000	296,617
SinoPac Financial Holdings	24,000	14,752
Synnex Technology International	32,000	82,966
Taishin Financial Holding	135,840	95,311
Taiwan Cement	93,388	158,440
Taiwan Cooperative Financial Holding	130,935	124,226
Taiwan Semiconductor Manufacturing ADR	11,834	1,266,356
Unimicron Technology	5,000	46,520
United Microelectronics	202,000	382,205
Vanguard International Semiconductor	23,000	104,551
Wan Hai Lines	24,400	166,452
Win Semiconductors	1,000	10,985
Wistron	16,000	16,811
Yang Ming Marine Transport *	46,000	193,769
Yuanta Financial Holding	154,960	138,176
Zhen Ding Technology Holding	26,000	86,631
		7,446,944

THAILAND — 0.1%
Advanced Info Service NVDR	29,500	207,504
Indorama Ventures NVDR	68,100	94,582
PTT Exploration & Production NVDR	68,500	288,955

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Siam Commercial Bank NVDR	48,300	$186,330
		777,371

TURKEY — 0.1%
Eregli Demir ve Celik Fabrikalari	95,274	215,131
Ford Otomotiv Sanayi	4,308	84,435
Turkcell Iletisim Hizmetleri	73,115	108,650
		408,216

UNITED KINGDOM — 0.6%
Admiral Group	4,382	175,556
Ashtead Group	4,475	289,609
AstraZeneca	1,371	166,277
Auto Trader Group	3,946	35,385
BAE Systems	9,058	87,373
Barclays	45,189	111,004
Berkeley Group Holdings	917	47,956
BHP Group	6,152	211,907
BP	87,195	425,800
BT Group, Cl A	5,667	13,954
CNH Industrial	886	12,716
Croda International	333	33,809
Diageo	7,932	394,148
Experian	4,503	177,689
Halma	3,072	99,291
Imperial Brands	672	14,777
JD Sports Fashion	55,840	112,899
Kingfisher	25,679	105,802
Legal & General Group	52,042	192,899
Linde	1,202	352,475
Mondi	1,019	21,259
Natwest Group	43,363	132,485
Next *	564	51,618
Persimmon	3,867	124,248
RELX	429	13,117
Sage Group	1,476	13,800
Spirax-Sarco Engineering	264	42,036
SSE	784	17,792
Tesco	16,764	64,972
		3,542,653

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 36.6%
COMMUNICATION SERVICES — 2.9%
Activision Blizzard	3,193	$260,229
Alphabet, Cl A *	2,496	6,742,045
Alphabet, Cl C *	619	1,669,951
AT&T	10,308	244,197
Cable One	150	214,927
Charter Communications, Cl A *	453	272,606
Comcast, Cl A	17,933	838,547
Discovery, Cl C *	3,941	110,230
DISH Network, Cl A *	2,713	86,707
Electronic Arts	1,103	143,489
Fox, Cl A	5,495	229,856
Fox, Cl B	2,469	94,464
Interpublic Group	1,298	47,766
Liberty Broadband, Cl A *	267	38,664
Liberty Broadband, Cl C *	570	83,619
Liberty Media -Liberty Formula One, Cl C *	946	57,451
Liberty Media -Liberty SiriusXM, Cl B *	2,196	110,503
Live Nation Entertainment *	922	111,396
Lumen Technologies	10,532	109,112
Match Group *	2,046	228,109
Meta Platforms, Cl A *	7,527	1,588,423
Netflix *	710	280,109
News, Cl B	1,712	38,400
Omnicom Group	2,187	183,467
Paramount Global, Cl A	193	6,572
Paramount Global, Cl B	3,853	117,940
Pinterest, Cl A *	640	17,120
Roku, Cl A *	326	45,487
Sirius XM Holdings	6,100	37,576
Snap, Cl A *	639	25,522
Spotify Technology *	233	36,392
Take-Two Interactive Software *	921	149,202
T-Mobile US *	2,995	369,014
Twitter *	2,913	103,557
Verizon Communications	16,922	908,204
Walt Disney *	3,382	502,092
Zillow Group, Cl C *	978	56,255
		16,159,200

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — 4.0%
Advance Auto Parts	188	$38,442
Amazon.com *	1,064	3,267,820
Aptiv *	1,354	175,262
AutoNation *	4,486	514,365
AutoZone *	192	357,771
Bath & Body Works	777	41,469
Best Buy	2,575	248,848
Booking Holdings *	37	80,373
Brunswick	3,295	314,738
Burlington Stores *	997	225,212
Caesars Entertainment *	615	51,777
Capri Holdings *	2,573	174,295
CarMax *	1,134	123,980
Carnival *	6,565	133,466
Carvana, Cl A *	154	23,172
Chipotle Mexican Grill, Cl A *	107	162,998
Choice Hotels International	455	65,679
Darden Restaurants	1,179	171,214
Dick's Sporting Goods	3,756	394,380
Dollar General	4,306	854,052
Dollar Tree *	2,484	352,927
Domino's Pizza	448	193,630
DR Horton	7,266	620,516
eBay	5,151	281,193
Etsy *	503	77,910
Expedia Group *	193	37,849
Floor & Decor Holdings, Cl A *	949	90,743
Ford Motor	77,658	1,363,675
Garmin	3,528	389,632
General Motors *	5,207	243,271
Gentex	5,203	157,495
Genuine Parts	797	97,362
Hilton Worldwide Holdings *	1,360	202,450
Home Depot	3,565	1,125,934
Lear	201	31,625
Lennar, Cl A	4,202	377,676
Lennar, Cl B	491	37,071
LKQ	5,213	244,750
Lowe's	3,750	828,975
Lululemon Athletica *	912	291,785
Marriott International, Cl A *	1,358	231,050

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
McDonald's	1,732	$423,942
MGM Resorts International	1,594	70,598
Mohawk Industries *	1,533	215,816
Newell Brands	3,089	73,364
NIKE, Cl B	5,458	745,290
NVR *	47	233,047
O'Reilly Automotive *	565	366,821
Peloton Interactive, Cl A *	377	10,956
Penske Automotive Group	3,074	302,143
Polaris	766	93,077
Pool	1,040	476,923
PulteGroup	7,268	360,929
RH *	86	34,561
Ross Stores	1,244	113,689
Royal Caribbean Cruises *	1,445	116,640
Skechers U.S.A., Cl A *	1,724	79,270
Starbucks	2,710	248,751
Target	6,071	1,212,804
Tempur Sealy International	8,016	264,608
Tesla *	875	761,626
TJX	3,817	252,304
Tractor Supply	1,656	337,476
Ulta Beauty *	510	190,995
Vail Resorts	154	40,125
VF	826	47,925
Victoria's Secret *	259	13,890
Wayfair, Cl A *	304	42,824
Whirlpool	1,107	222,806
Williams-Sonoma	3,308	479,197
Yum! Brands	1,479	181,296
		22,710,525

CONSUMER STAPLES — 2.2%
Albertsons, Cl A	6,811	198,541
Altria Group	4,332	222,188
Archer-Daniels-Midland	2,684	210,560
Bunge	500	52,275
Campbell Soup	949	42,677
Casey's General Stores	473	88,962
Church & Dwight	231	22,603

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Coca-Cola	9,915	$617,110
Colgate-Palmolive	3,606	277,482
Conagra Brands	4,619	161,526
Constellation Brands, Cl A	601	129,588
Costco Wholesale	1,456	756,028
Darling Ingredients *	310	22,469
Estee Lauder, Cl A	1,075	318,555
General Mills	3,466	233,712
Hain Celestial Group *	1,599	58,140
Hershey	2,150	434,859
J M Smucker	1,154	155,501
JBS	14,700	102,409
Kellogg	700	44,758
Keurig Dr Pepper	3,013	116,513
Kimberly-Clark	412	53,622
Kraft Heinz	4,127	161,861
Kroger	9,976	466,877
McCormick	360	34,261
Mondelez International, Cl A	3,285	215,102
Monster Beverage *	1,405	118,582
PepsiCo	11,141	1,824,227
Philip Morris International	6,497	656,652
Procter & Gamble	16,981	2,647,168
Sysco	2,262	197,020
Tyson Foods, Cl A	7,565	700,973
Walgreens Boots Alliance	4,405	203,026
Walmart	5,066	684,720
		12,230,547

ENERGY — 2.1%
APA	1,175	41,865
Baker Hughes, Cl A	4,219	123,954
Cheniere Energy	1,146	152,303
Chevron	15,484	2,229,696
ConocoPhillips	3,760	356,674
Continental Resources	10,755	596,150
Devon Energy	38,673	2,302,977
Diamondback Energy	3,132	432,529
DT Midstream	477	25,329
EOG Resources	3,447	396,129

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Exxon Mobil	11,847	$929,042
Halliburton	7,941	266,262
Hess	1,646	166,345
Kinder Morgan	11,398	198,325
Marathon Oil	42,615	961,394
Marathon Petroleum	4,056	315,841
Occidental Petroleum	8,900	389,197
ONEOK	3,454	225,546
Phillips 66	2,374	199,986
Pioneer Natural Resources	1,597	382,641
Schlumberger	9,136	358,497
Targa Resources	6,427	420,133
Tenaris	10,560	137,098
Valero Energy	2,692	224,809
Williams	5,634	176,231
		12,008,953

FINANCIALS — 5.3%
Aflac	3,181	194,327
Allstate	4,849	593,324
Ally Financial	6,860	342,314
American Express	1,862	362,234
American Financial Group	105	14,216
American International Group	9,538	584,107
Ameriprise Financial	2,062	618,167
Aon, Cl A	2,089	610,280
Apollo Global Management	383	24,995
Arch Capital Group *	3,839	180,855
Ares Management, Cl A	500	40,545
Arthur J Gallagher	956	151,230
Assurant	1,057	179,383
Assured Guaranty	510	31,605
Bank of America	23,795	1,051,739
Bank of New York Mellon	3,754	199,525
Bank OZK	2,910	136,828
Berkshire Hathaway, Cl B *	4,281	1,376,127
BlackRock, Cl A	748	556,430
Blackstone, Cl A	2,538	323,519
Brown & Brown	1,337	90,395
Capital One Financial	2,483	380,569

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Cboe Global Markets	418	$49,027
Charles Schwab	3,684	311,151
Chubb	1,099	223,800
Cincinnati Financial	1,521	186,764
Citigroup	4,689	277,729
Citizens Financial Group	12,640	662,589
CME Group, Cl A	896	211,931
Comerica	7,130	680,844
Commerce Bancshares	451	32,373
Credit Acceptance *	207	113,875
Discover Financial Services	3,147	388,466
East West Bancorp	9,222	807,478
Equitable Holdings	1,214	39,649
FactSet Research Systems	295	119,797
Fidelity National Financial	3,034	144,540
Fifth Third Bancorp	8,002	382,816
First American Financial	1,333	89,364
First Citizens BancShares, Cl A	71	55,980
First Republic Bank	1,161	201,155
Franklin Resources	1,281	38,084
Goldman Sachs Group	1,243	424,223
Hartford Financial Services Group	3,950	274,446
Huntington Bancshares	7,704	119,566
Intercontinental Exchange	2,316	296,726
Jefferies Financial Group	11,492	408,426
JPMorgan Chase	9,920	1,406,656
KeyCorp	33,331	835,608
KKR	2,096	126,011
Lincoln National	2,489	167,808
Loews	807	49,501
LPL Financial Holdings	431	77,989
M&T Bank	1,213	221,045
Markel *	130	161,578
Marsh & McLennan	2,649	411,681
MetLife	6,802	459,475
Moody's	820	264,065
Morgan Stanley	10,946	993,240
Morningstar	165	46,307
MSCI, Cl A	350	175,591
Nasdaq	1,617	276,750
Northern Trust	1,093	124,493

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
PacWest Bancorp	2,903	$143,466
PNC Financial Services Group	1,082	215,589
Principal Financial Group	2,249	158,869
Progressive	5,978	633,250
Prosperity Bancshares	318	23,678
Prudential Financial	1,966	219,524
Raymond James Financial	450	49,342
Regions Financial	32,427	784,409
S&P Global	1,175	441,447
SEI Investments	1,311	76,798
Signature Bank NY	1,570	541,477
SLM	12,048	237,346
State Street	5,258	448,665
SVB Financial Group *	1,315	796,890
Synchrony Financial	5,736	245,386
T Rowe Price Group	2,728	394,360
Travelers	1,759	302,249
Truist Financial	3,399	211,486
US Bancorp	3,586	202,752
Wells Fargo	33,477	1,786,668
Western Alliance Bancorp	2,570	240,912
Willis Towers Watson	476	105,815
Wintrust Financial	4,161	413,437
WR Berkley	1,059	95,628
Zions Bancorp	4,939	350,126
		29,500,880

HEALTH CARE — 4.8%
Abbott Laboratories	4,441	535,673
AbbVie	12,078	1,784,766
ABIOMED *	241	74,888
Agilent Technologies	1,063	138,573
Align Technology *	361	184,637
Alnylam Pharmaceuticals *	658	103,865
AmerisourceBergen, Cl A	1,573	224,200
Amgen	1,106	250,487
Anthem	1,447	653,827
Avantor *	1,685	58,453
Baxter International	2,872	244,034
Becton Dickinson	1,243	337,201

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Biogen *	314	$66,257
BioMarin Pharmaceutical *	1,415	110,540
Bio-Rad Laboratories, Cl A *	404	252,888
Bio-Techne	269	112,821
Boston Scientific *	5,919	261,442
Bristol-Myers Squibb	6,128	420,810
Bruker	1,540	108,370
Cardinal Health	2,324	125,519
Catalent *	1,591	162,346
Centene *	3,137	259,179
Cerner	2,307	215,128
Charles River Laboratories International *	659	191,874
Chemed	99	47,351
Cigna	1,914	455,111
Cooper	416	170,152
CVS Health	12,451	1,290,546
Danaher	3,005	824,602
DENTSPLY SIRONA	229	12,398
DexCom *	359	148,594
Edwards Lifesciences *	3,828	430,152
Elanco Animal Health *	4,462	126,765
Eli Lilly	4,392	1,097,780
Exact Sciences *	1,172	91,486
Gilead Sciences	4,246	256,458
HCA Healthcare	3,777	945,421
Hologic *	3,000	213,510
Horizon Therapeutics *	5,536	504,717
Humana	1,416	614,997
IDEXX Laboratories *	630	335,381
Illumina *	350	114,310
Incyte *	539	36,814
Intuitive Surgical *	516	149,810
IQVIA Holdings *	654	150,499
Johnson & Johnson	8,449	1,390,452
Laboratory Corp of America Holdings *	1,096	297,301
Masimo *	690	108,641
McKesson	797	219,143
Medtronic	4,402	462,166
Merck	5,710	437,272
Mettler-Toledo International *	197	277,522
Moderna *	2,747	421,939

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Molina Healthcare *	1,602	$491,606
PerkinElmer	1,084	194,697
Pfizer	15,152	711,235
Quest Diagnostics	2,640	346,553
Regeneron Pharmaceuticals *	1,139	704,312
ResMed	1,060	261,555
Royalty Pharma, Cl A	1,078	42,322
Seagen *	452	58,249
STERIS	377	90,480
Stryker	644	169,597
Teleflex	363	122,081
Thermo Fisher Scientific	1,758	956,352
United Therapeutics *	1,019	169,358
UnitedHealth Group	5,667	2,696,755
Veeva Systems, Cl A *	496	113,609
Vertex Pharmaceuticals *	265	60,955
Viatris, Cl W *	3,810	41,948
Waters *	385	121,941
West Pharmaceutical Services	1,231	476,496
Zimmer Biomet Holdings	1,168	148,558
Zoetis, Cl A	3,324	643,693
		27,131,420

INDUSTRIALS — 4.4%
3M	2,694	400,463
A O Smith	1,737	119,124
AECOM	663	48,174
AGCO	1,515	182,042
Air Lease, Cl A	1,150	48,024
Allegion	314	35,959
AMERCO *	93	53,718
American Airlines Group *	2,284	39,399
AMETEK	1,729	224,407
Armstrong World Industries	811	71,692
Axon Enterprise *	290	40,673
Boeing *	1,331	273,308
Booz Allen Hamilton Holding, Cl A	3,148	254,012
Builders FirstSource *	8,304	617,984
Canadian Pacific Railway	1,964	138,008
Carlisle	491	116,563

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Carrier Global	3,583	$160,805
Caterpillar	1,427	267,677
CH Robinson Worldwide	926	89,526
Cintas	1,065	399,716
Colfax *	1,521	61,159
Copart *	2,043	251,044
CoStar Group *	1,630	99,446
CSX	7,782	263,888
Cummins	2,393	488,459
Deere	1,410	507,628
Delta Air Lines *	835	33,333
Dover	3,074	482,188
Eaton	4,586	707,574
Emerson Electric	7,832	727,749
Equifax	903	197,161
Expeditors International of Washington	3,134	323,930
Fastenal	7,487	385,281
FedEx	1,415	314,512
Fortive	2,121	137,335
Fortune Brands Home & Security	3,890	338,041
Generac Holdings *	1,009	318,309
General Dynamics	1,556	364,804
General Electric	2,990	285,575
Graco	300	21,627
GXO Logistics *	326	27,361
HEICO	516	76,115
HEICO, Cl A	651	80,021
Honeywell International	1,847	350,468
Howmet Aerospace	3,066	110,131
Hubbell, Cl B	1,115	198,749
IDEX	1,243	238,532
Illinois Tool Works	1,375	297,468
Ingersoll Rand	6,872	347,173
ITT	3,041	267,213
Jacobs Engineering Group	2,804	344,892
JB Hunt Transport Services	1,738	352,692
Johnson Controls International	4,297	279,133
L3Harris Technologies	935	235,910
Landstar System	1,364	210,615
Lockheed Martin	487	211,261
Lyft, Cl A *	883	34,384

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Masco	5,046	$282,778
Middleby *	737	130,906
Nordson	890	201,576
Norfolk Southern	1,198	307,311
Northrop Grumman	1,066	471,321
nVent Electric	1,352	45,873
Old Dominion Freight Line	1,981	622,093
Oshkosh	1,634	181,439
Otis Worldwide	1,961	153,605
Owens Corning	1,141	106,330
PACCAR	2,674	245,500
Parker-Hannifin	1,702	504,456
Pentair	500	28,955
Plug Power *	2,715	68,662
Quanta Services	3,315	361,136
Raytheon Technologies	3,523	361,812
Regal Beloit	1,824	292,478
Republic Services, Cl A	1,669	200,747
Robert Half International	2,027	243,828
Rockwell Automation	581	154,883
Rollins	2,592	84,577
Roper Technologies	433	194,079
Schneider Electric	3,162	491,527
Snap-on	744	156,374
Southwest Airlines *	2,253	98,681
Stanley Black & Decker	1,115	181,411
Teledyne Technologies *	930	399,323
Textron	596	43,586
Timken	1,565	102,601
Toro	1,067	100,095
Trane Technologies	3,992	614,489
TransDigm Group *	266	177,313
TransUnion	2,306	209,293
Uber Technologies *	1,520	54,766
Union Pacific	2,930	720,634
United Parcel Service, Cl B	2,249	473,235
United Rentals *	2,289	736,188
Verisk Analytics, Cl A	1,230	218,128
Wabtec	1,800	167,076
Waste Management	2,698	389,591
Watsco	340	92,840

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
WW Grainger	784	$374,015
XPO Logistics *	1,670	121,376
Xylem	1,771	157,530
		24,876,852

INFORMATION TECHNOLOGY — 8.4%
Accenture, Cl A	4,097	1,294,734
Adobe *	937	438,216
Advanced Micro Devices *	4,551	561,265
Akamai Technologies *	2,598	281,260
Amdocs	844	66,423
Amphenol, Cl A	3,386	257,370
Analog Devices	2,132	341,738
ANSYS *	639	207,157
Apple	52,647	8,693,073
Applied Materials	8,545	1,146,739
Arista Networks *	2,548	312,716
Arrow Electronics *	1,279	155,885
Atlassian, Cl A *	417	127,485
Autodesk *	1,076	236,968
Automatic Data Processing	1,872	382,712
Avalara *	100	10,391
Block, Cl A *	286	36,465
Broadcom	1,341	787,757
Broadridge Financial Solutions	1,884	275,460
Cadence Design Systems *	2,020	305,889
CDW	2,462	424,597
Ceridian HCM Holding *	1,151	83,919
Cisco Systems	9,867	550,283
Cloudflare, Cl A *	528	61,470
Cognex	610	41,212
Cognizant Technology Solutions, Cl A	3,019	260,026
Concentrix	803	160,512
Corning	4,142	167,337
Coupa Software *	194	23,476
Crowdstrike Holdings, Cl A *	236	46,070
Datadog, Cl A *	325	52,361
Dell Technologies, Cl C	5,315	270,852
DocuSign, Cl A *	593	70,229
Dynatrace *	932	41,399

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Enphase Energy *	452	$75,348
Entegris	3,829	499,608
EPAM Systems *	691	143,555
F5 *	233	46,798
Fair Isaac *	339	159,733
Fidelity National Information Services	1,685	160,463
Fiserv *	1,427	139,375
FleetCor Technologies *	691	161,832
Fortinet *	1,421	489,563
Gartner *	949	266,119
GoDaddy, Cl A *	1,390	115,940
Hewlett Packard Enterprise	11,343	180,580
HP	10,060	345,662
HubSpot *	406	213,150
Intel	14,788	705,388
International Business Machines	5,259	644,280
Intuit	787	373,329
Jabil	817	47,231
Jack Henry & Associates	343	60,642
Keysight Technologies *	3,125	491,781
KLA	2,049	714,076
Kyndryl Holdings *	1,051	16,669
Lam Research	1,640	920,614
Leidos Holdings	1,634	166,407
Manhattan Associates *	333	44,515
Marvell Technology	3,339	228,154
Mastercard, Cl A	2,609	941,379
McAfee, Cl A	11,479	298,339
Microchip Technology	2,316	162,884
Micron Technology	4,110	365,215
Microsoft	33,400	9,979,586
MongoDB, Cl A *	27	10,314
Monolithic Power Systems	240	110,088
Motorola Solutions	1,249	275,317
NetApp	597	46,793
NortonLifeLock	6,433	186,428
NVIDIA	7,166	1,747,429
NXP Semiconductors	843	160,271
Okta, Cl A *	439	80,267
ON Semiconductor *	1,008	63,111
Oracle	3,908	296,891

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Palantir Technologies, Cl A *	1,999	$23,688
Palo Alto Networks *	176	104,588
Paychex	1,916	228,119
Paycom Software *	250	84,803
PayPal Holdings *	1,987	222,405
PTC *	879	97,815
Qorvo *	1,222	167,145
QUALCOMM	4,579	787,542
RingCentral, Cl A *	165	21,589
salesforce.com *	1,595	335,795
Seagate Technology Holdings	2,266	233,761
ServiceNow *	319	184,994
Skyworks Solutions	1,111	153,507
SolarEdge Technologies *	274	87,521
SS&C Technologies Holdings	2,984	223,710
Synopsys *	1,374	429,224
TD SYNNEX	1,634	166,390
TE Connectivity	1,365	194,417
Teradata *	1,522	76,085
Teradyne	3,026	356,826
Texas Instruments	2,972	505,210
Trade Desk, Cl A *	830	70,816
Trimble *	3,144	219,294
Twilio, Cl A *	353	61,704
Tyler Technologies *	104	44,539
Ubiquiti	823	208,951
VeriSign *	563	120,324
Visa, Cl A	4,041	873,341
VMware, Cl A *	1,814	212,818
Western Digital *	2,861	145,739
Workday, Cl A *	241	55,201
Zebra Technologies, Cl A *	830	343,072
Zscaler *	540	129,141
		47,478,644

MATERIALS — 1.5%
Air Products & Chemicals	1,326	313,334
Albemarle	2,263	443,299
Alcoa	7,453	561,509
Amcor	15,203	176,811

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Avery Dennison	562	$99,024
Ball	3,075	275,951
Berry Global Group *	2,654	160,965
Celanese, Cl A	1,260	175,493
CF Industries Holdings	1,125	91,339
Chemours	3,310	91,356
Corteva	4,090	212,803
Crown Holdings	3,187	390,949
Dow	4,155	244,979
DuPont de Nemours	1,894	146,539
Eagle Materials	274	37,491
Eastman Chemical	2,839	336,336
Ecolab	912	160,749
Element Solutions	2,957	72,683
FMC	1,031	120,885
Freeport-McMoRan	11,671	547,954
Graphic Packaging Holding	1,659	34,142
International Flavors & Fragrances	1,296	172,368
International Paper	4,561	198,540
LyondellBasell Industries, Cl A	2,752	267,577
Martin Marietta Materials	636	241,298
Mosaic	3,795	198,972
Newmont	869	57,528
Nucor	4,540	597,555
Olin	5,137	264,607
Packaging Corp of America	955	140,566
PPG Industries	1,653	220,593
Reliance Steel & Aluminum	1,453	277,334
RPM International	1,535	129,815
Scotts Miracle-Gro	216	30,253
Sherwin-Williams	974	256,289
Silgan Holdings	925	38,739
Steel Dynamics	3,136	221,339
United States Steel	1,934	52,624
Valvoline	1,746	56,448
Vulcan Materials	514	93,265
		8,210,301

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,591	444,638

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Jones Lang LaSalle *	74	$18,220
Life Storage ‡	346	43,800
Medical Properties Trust ‡	3,794	77,170
Prologis ‡	5,350	780,298
		1,364,126

UTILITIES — 0.8%
AES	5,543	117,678
Alliant Energy	2,080	121,472
Ameren	2,056	176,713
American Electric Power	2,434	220,642
American Water Works	889	134,319
Atmos Energy	1,028	112,885
CenterPoint Energy	2,026	55,411
CMS Energy	2,386	152,728
Consolidated Edison	3,018	258,854
Constellation Energy	1,592	73,200
Dominion Energy	1,336	106,252
DTE Energy	954	115,997
Duke Energy	1,937	194,494
Edison International	2,205	139,841
Entergy	1,668	175,490
Evergy	1,889	117,893
Eversource Energy	1,681	137,506
Exelon	4,778	203,352
FirstEnergy	4,518	189,078
NextEra Energy	5,268	412,326
PG&E *	8,810	100,170
PPL	6,407	167,671
Public Service Enterprise Group	2,481	160,843
Sempra Energy	1,419	204,648
Southern	4,483	290,364
WEC Energy Group	243	22,084
Xcel Energy	631	42,485
		4,204,396
		205,875,844

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
ZAMBIA — 0.0%
First Quantum Minerals	6,926	$203,108

Total Common Stock
(Cost $197,670,308)		274,518,314
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Braskem (1)	8,000	74,119
Cia Energetica de Minas Gerais (1)	5,600	13,914
Gerdau (1)	14,400	71,166
Petroleo Brasileiro (1)	102,800	678,456

Total Preferred Stock
(Cost $637,703)		837,655
SHORT-TERM INVESTMENT — 2.1%

DWS Government Money Market Series, Institutional Shares, 0.040% (C)
(Cost $12,049,565)	12,049,565	12,049,565
Total Investments — 100.1%
(Cost $418,336,889)		$563,037,126

A list of open total return swap agreements held by the Fund at February 28, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/03/2022	USD	4,838,231	$512,971	$512,971

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	10	Mar-2022	$1,145,147	$1,081,500	$(63,647)
MSCI Emerging Markets	30	Mar-2022	1,791,209	1,765,050	(26,159)
S&P 500 Index E-MINI	2	Mar-2022	434,365	436,800	2,435
SGX Nifty 50	77	Apr-2022	2,641,545	2,584,120	(57,425)
			$6,012,266	$5,867,470	$(144,796)

Percentages are based on Net Assets of $562,562,353.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	No Interest Rate Available
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of February 28, 2022 was $21,931 and represented 0.0% of the Net Assets of the Fund.
(C)	The rate reported is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following table summarizes the inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Registered Investment Companies	$275,631,592	$–	$–	$275,631,592
Common Stock
Australia	–	1,341,471	–	1,341,471
Austria	–	207,926	–	207,926
Brazil	1,084,560	80,150	–	1,164,710
Canada	7,100,533	–	–	7,100,533
Chile	–	105,339	–	105,339
China	–	6,399,930	–	6,399,930
Denmark	–	1,368,074	–	1,368,074
Finland	–	814,082	–	814,082
France	–	3,133,588	–	3,133,588
Germany	–	2,650,050	–	2,650,050
Hong Kong	–	466,938	–	466,938
Hungary	–	142,915	–	142,915
Indonesia	–	512,835	–	512,835
Italy	51,459	1,172,387	–	1,223,846
Japan	–	11,622,506	–	11,622,506
Luxembourg	–	322,180	–	322,180
Malaysia	–	349,437	–	349,437

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mexico	$1,246,496	$–	$–	$1,246,496
Netherlands	–	1,938,973	–	1,938,973
Norway	–	370,422	–	370,422
Peru	250,845	–	–	250,845
Philippines	34,955	242,153	–	277,108
Poland	–	368,056	–	368,056
Portugal	–	146,427	–	146,427
Puerto Rico	778,061	–	–	778,061
Russia	–	33,267	21,931	55,198
Singapore	–	343,302	–	343,302
South Africa	–	2,460,982	–	2,460,982
South Korea	–	3,853,171	–	3,853,171
Spain	–	952,341	–	952,341
Sweden	–	2,028,089	–	2,028,089
Switzerland	–	2,268,347	–	2,268,347
Taiwan	1,266,356	6,180,588	–	7,446,944
Thailand	–	777,371	–	777,371
Turkey	–	408,216	–	408,216
United Kingdom	352,475	3,190,178	–	3,542,653
United States	205,247,219	628,625	–	205,875,844
Zambia	203,108	–	–	203,108
Total Common Stock	217,616,067	56,880,316	21,931	274,518,314
Preferred Stock
Brazil	837,655	–	–	837,655
Short-Term Investment	12,049,565	–	–	12,049,565
Total Investments in Securities	$506,134,879	$56,880,316	$21,931	$563,037,126

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$2,435	$–	$–	$2,435
Unrealized Depreciation	$(147,231)	$–	$–	$(147,231)
Total Return Swap^
Unrealized Appreciation	$–	$512,971	$–	$512,971
Total Other Financial Instruments	$(144,796)	$512,971	$–	$368,175

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
EQUITY FUNDS — 98.0%
AQR Emerging Multi-Style II Fund, Cl R6	600,601	$6,942,948
AQR International Defensive Style Fund, Cl R6	109,391	1,548,970
AQR International Multi-Style Fund, Cl R6	956,114	11,970,553
AQR Large Cap Defensive Style Fund, Cl R6	82,117	2,360,866
AQR Large Capital Multi-Style Fund, Cl R6	898,901	17,079,126
Avantis Emerging Markets Equity ETF	45,759	2,776,656
Avantis International Equity ETF	14,914	894,840
Avantis International Small Cap Value ETF	18,843	1,173,730
DFA Emerging Markets Portfolio, Cl I	183,765	5,682,017
DFA Emerging Markets Small Cap Portfolio, Cl I	96,488	2,301,231
DFA Emerging Markets Targeted Value Portfolio, Cl I	49,988	580,858
DFA International High Relative Profitability Portfolio, Cl I	234,909	2,981,000
DFA International Small Cap Growth Portfolio, Cl I	24,762	411,299
DFA International Small Cap Value Portfolio, Cl I	131,779	2,762,096
DFA Large Cap International Portfolio, Cl I	207,738	5,384,573
DFA Real Estate Securities Portfolio, Cl I	52,176	2,387,067
DFA Tax-Managed U.S. Marketwide Value Portfolio II	194,894	6,965,506
DFA US High Relative Profitability Portfolio, Cl I	362,252	6,741,510
Dimensional International Value ETF	90,524	3,009,018
Dimensional US Core Equity 2 ETF	184,656	4,998,638
Dimensional US Equity ETF	262,904	12,490,569
Dimensional US Small Capital ETF	47,996	2,698,815
Dimensional US Targeted Value ETF	166,572	7,783,910
iShares MSCI Global Min Vol Factor ETF	83,057	8,411,182
Schwab International Small Cap Equity ETF	14,523	546,355
Vanguard Small Cap Value ETF	8,931	1,551,672
Vanguard U.S. Quality Factor ETF	8,804	1,016,196

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Value Factor ETF	17,776	$1,870,924
Total Registered Investment Companies
(Cost $98,715,478)		125,322,125
SHORT-TERM INVESTMENT — 1.9%

DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $2,414,080)	2,414,080	2,414,080
Total Investments — 99.9%
(Cost $101,129,558)		$127,736,205

A list of open total return swap agreements held by the Fund at February 28, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/02/2022	USD	2,525,722	$145,405	$145,405

Percentages are based on Net Assets of $127,910,025.

(A)	The rate reported is the 7-day effective yield as of February 28, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR — Secured Overnight Financing Rate
SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2022 (UNAUDITED)

The following table summarizes the inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$125,322,125	$–	$–	$125,322,125
Short-Term Investment	2,414,080	–	–	2,414,080
Total Investments in Securities	$127,736,205	$–	$–	$127,736,205

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$–	$145,405	$–	$145,405
Total Other Financial Instruments	$–	$145,405	$–	$145,405

^ Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	691,588	$34,178,279
JPMorgan U.S. Aggregate Bond ETF	533,300	27,806,262
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	10,104,882	105,292,866
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	8,469,509	91,386,001
Total Registered Investment Companies
(Cost $254,983,207)		258,663,408
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $2,600,008)	2,600,008	2,600,008
Total Investments — 100.0%
(Cost $257,583,215)		$261,263,416

Percentages are based on Net Assets of $261,332,490.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class
ETF — Exchange-Traded Fund
USD — United States Dollar

As of February 28, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.8%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.8%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	997,901	$10,168,612
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,971,489	19,931,755
iShares National Muni Bond ETF	19,370	2,183,386
iShares Short-Term National Muni Bond ETF	41,178	4,356,221
Vanguard Tax-Exempt Bond Index ETF	82,671	4,401,404
Total Registered Investment Companies
(Cost $41,604,249)		41,041,378
SHORT-TERM INVESTMENT — 2.0%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $817,968)	817,968	817,968
Total Investments — 99.8%
(Cost $42,422,217)		$41,859,346

Percentages are based on Net Assets of $41,933,058.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of February 28, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,698,090	$28,275,981
JPMorgan U.S. Aggregate Bond ETF	604,700	31,529,058
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	15,566,905	167,966,907
Vanguard Total International Bond Index Fund, Cl Institutional (A)	5,446,426	174,993,672
Total Registered Investment Companies
(Cost $402,970,808)		402,765,618
SHORT-TERM INVESTMENT — 0.9%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $3,538,064)	3,538,064	3,538,064
Total Investments — 99.9%
(Cost $406,508,872)		$406,303,682

Percentages are based on Net Assets of $406,526,010.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of February 28, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
FEBRUARY 28, 2022 (UNAUDITED)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 28, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
EQUITY FUNDS — 98.8%
AQR Alternative Risk Premia Fund, Cl R6 (A)	49,095	$396,686
AQR Diversified Arbitrage Fund, Cl R6 (A)	61,196	729,456
AQR Managed Futures Strategy Fund, Cl R6 (A)	51,659	409,660
Total Registered Investment Companies
(Cost $1,398,043)		1,535,802
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $18,239)	18,239	18,239
Total Investments — 99.9%
(Cost $1,416,282)		$1,554,041

Percentages are based on Net Assets of $1,554,868.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

As of February 28, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$586,385,484	$308,853,944	$563,037,126	$127,736,205
Foreign Currency, at Value ††	36	360,158	473,590	–
Receivable for Investment Securities Sold	12,257,706	13,686,838	18,910,036	–
Unrealized Appreciation on Swap Contracts	587,859	–	512,971	145,405
Dividends and Interest Receivable	546,582	206,573	464,000	107
Cash Collateral on Swap Contracts	165,000	–	440,000	176,000
Receivable for Capital Shares Sold	125,447	73,049	118,832	119,321
Reclaim Receivable	3,608	169,930	136,518	–
Cash Collateral on Futures Contracts	–	340,782	–	–
Unrealized Appreciation on Futures Contracts	–	–	2,435	–
Variation Margin Receivable	–	31,104	33,048	–
Prepaid Expenses	15,365	13,979	15,314	11,880
Total Assets	600,087,087	323,736,357	584,143,870	128,188,918
Liabilities:
Payable for Investment Securities Purchased	12,370,261	13,896,147	17,664,690	–
Due to Broker for Futures	11,530,057	3,362,654	2,655,321	–
Payable for Capital Shares Redeemed	338,318	151,713	324,160	48,667
Obligation to Return Cash Collateral on Swap Contract Received from Counterparty	165,000	–	440,000	176,000
Payable Due to Adviser	143,498	89,226	135,965	15,292
Shareholder Servicing Fees Payable	100,860	53,937	99,615	13,368
Unrealized Depreciation on Futures Contracts	83,819	157,280	147,231	–
Payable Due to Administrator	16,299	8,773	16,010	3,621
Audit Fees Payable	6,998	6,998	6,998	6,998
Transfer Agent Fees Payable	4,995	4,622	5,015	4,158
Trustees Fees Payable	4,671	4,672	4,671	4,672
Chief Compliance Officer Fees Payable	2,529	1,315	2,451	543
Unrealized Depreciation on Swap Contracts	–	38,150	–	–
Unrealized Depreciation on Spot Currency Contracts	–	–	384	–
Payable for Variation Margin	–	15,919	16,914	–
Other Accrued Expenses	25,334	44,585	62,092	5,574
Total Liabilities	24,792,639	17,835,991	21,581,517	278,893
Net Assets	$575,294,448	$305,900,366	$562,562,353	$127,910,025
† Cost of Investments	$418,691,480	$240,804,887	$418,336,889	$101,129,558
†† Cost of Foreign Currency	–	360,726	472,418	–
Net Assets Consist of:
Paid-in Capital	$383,073,065	$247,533,139	$403,920,463	$100,363,862
Total Distributable Earnings	192,221,383	58,367,227	158,641,890	27,546,163
Net Assets	$575,294,448	$305,900,366	$562,562,353	$127,910,025

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	42,145,644	25,297,067	42,975,992	9,312,372
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$13.65	$12.09	$13.09	$13.74

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

Statements of Assets and Liabilities

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$261,263,416	$41,859,346	$406,303,682	$1,554,041
Dividends and Interest Receivable	238,427	36	382,725	1
Receivable for Capital Shares Sold	134,655	89,029	147,276	–
Receivable Due from Adviser	–	271	–	7,210
Prepaid Expenses	13,635	11,184	14,469	10,850
Total Assets	261,650,133	41,959,866	406,848,152	1,572,102
Liabilities:
Payable for Capital Shares Redeemed	209,326	4,159	151,409	–
Shareholder Servicing Fees Payable	39,766	3,359	60,523	–
Payable Due to Adviser	35,876	–	66,557	–
Payable Due to Administrator	7,292	1,165	11,331	44
Audit Fees Payable	6,998	6,998	6,998	6,998
Trustees Fees Payable	4,672	4,671	4,671	4,671
Transfer Agent Fees Payable	4,421	4,023	4,664	3,969
Chief Compliance Officer Fees Payable	1,079	171	1,699	6
Income Distributions Payable	3	–	17	–
Other Accrued Expenses	8,210	2,262	14,273	1,546
Total Liabilities	317,643	26,808	322,142	17,234
Net Assets	$261,332,490	$41,933,058	$406,526,010	$1,554,868
† Cost of Investments	$257,583,215	$42,422,217	$406,508,872	$1,416,282
Net Assets Consist of:
Paid-in Capital	$258,179,144	$42,506,414	$406,545,402	$1,413,637
Total Distributable Earnings (Loss)	3,153,346	(573,356)	(19,392)	141,231
Net Assets	$261,332,490	$41,933,058	$406,526,010	$1,554,868

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	25,336,085	4,157,873	40,112,738	145,586
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.31	$10.09	$10.13	$10.68

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
Six months ended FEBRUARY 28, 2022 (UNAUDITED)

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$4,514,535	$6,062,614	$7,432,047	$1,878,932
Less: Foreign Taxes Withheld	(1,382)	(134,774)	(108,450)	–
Total Investment Income	4,513,153	5,927,840	7,323,597	1,878,932

Expenses:
Investment Advisory Fees	1,683,554	1,102,326	1,889,535	409,546
Shareholder Servicing Fees	369,930	189,707	354,564	70,937
Administration Fees	111,287	57,255	106,918	22,909
Chief Compliance Officer Fees	12,018	6,139	11,495	2,424
Trustees' Fees	10,077	10,078	10,077	10,078
Legal Fees	40,085	20,414	38,296	8,096
Custodian Fees	35,564	60,357	82,808	4,139
Printing Fees	14,449	7,767	13,748	3,055
Transfer Agent Fees	13,776	12,871	13,937	11,420
Registration Fees	11,346	10,286	11,335	8,736
Audit Fees	7,766	7,766	7,766	7,766
Insurance and Other Expenses	21,662	33,568	41,076	8,319

Total Expenses	2,331,514	1,518,534	2,581,555	567,425
Less:
Waiver of Investment Advisory Fees	(623,642)	(477,226)	(831,716)	(245,727)
Reimbursement by Investment Adviser	(28,931)	(20,521)	(107,515)	(57,795)
Net Expenses	1,678,941	1,020,787	1,642,324	263,903

Net Investment Income	2,834,212	4,907,053	5,681,273	1,615,029

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
Six months ended FEBRUARY 28, 2022 (UNAUDITED)

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments Sold	$14,943,617	$418,558	$8,306,339	$–
Net Realized Gain on Futures Contracts	298,697	107,829	296,880	–
Net Realized Loss on Foreign Currency Transactions	–	(57,177)	(46,034)	–
Net Realized Gain Received on Distributions from Registered Investment Companies	5,887,791	2,167,972	5,142,390	2,337,904
Net Realized Gain (Loss) on Swap Contracts	(346,573)	49,323	(408,859)	–
Net Change in Unrealized Depreciation on Investments	(33,423,396)	(23,376,844)	(35,357,788)	(8,301,424)
Net Change in Unrealized Depreciation on Futures Contracts	(252,639)	(286,736)	(413,215)	–
Net Change in Unrealized Depreciation on Swap Contracts	(169,540)	(231,465)	(97,370)	(95,288)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	36	(14,871)	(9,947)	–
Net Realized and Unrealized Loss on Investments, Distributions from Registered Investment Companies, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(13,062,007)	(21,223,411)	(22,587,604)	(6,058,808)
Net Decrease in Net Assets Resulting from Operations	$(10,227,795)	$(16,316,358)	$(16,906,331)	$(4,443,779)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
Six months ended FEBRUARY 28, 2022 (UNAUDITED)

Statements of Operations

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$1,871,145	$122,674	$6,584,878	$45,280
Total Investment Income	1,871,145	122,674	6,584,878	45,280

Expenses:
Investment Advisory Fees	576,893	93,283	1,043,056	9,676
Shareholder Servicing Fees	152,910	21,074	234,291	1,605
Administration Fees	46,611	7,217	72,930	273
Trustees' Fees	10,078	10,077	10,077	10,077
Chief Compliance Officer Fees	4,977	759	7,785	29
Legal Fees	16,581	2,536	25,934	97
Transfer Agent Fees	12,226	10,983	12,946	10,748
Registration Fees	9,735	8,349	10,635	8,121
Custodian Fees	8,669	1,330	13,479	59
Audit Fees	7,766	7,766	7,766	7,766
Printing Fees	6,347	1,121	9,562	146
Insurance and Other Expenses	10,340	7,221	12,334	6,789

Total Expenses	863,133	171,716	1,460,795	55,386
Less:
Waiver of Investment Advisory Fees	(256,399)	(43,665)	(541,589)	(7,426)
Reimbursement by Investment Adviser	(82,560)	(46,899)	(59,039)	(44,220)
Net Expenses	524,174	81,152	860,167	3,740

Net Investment Income	1,346,971	41,522	5,724,711	41,540

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments Sold	(1,018,170)	–	(1,219,876)	(2,063)
Net Realized Gain Received on Distributions from Registered Investment Companies	489,591	–	1,467,400	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,174,796)	(726,807)	(23,709,615)	24,607
Net Realized and Unrealized Gain (Loss) on Investments and Distributions from Registered Investment Companies	(10,703,375)	(726,807)	(23,462,091)	22,544
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,356,404)	$(685,285)	$(17,737,380)	$64,084

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$2,834,212	$5,608,275
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	20,783,532	53,963,202
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(33,845,539)	120,743,169
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,227,795)	180,314,646

Distributions	(41,595,805)	(6,274,118)

Capital Share Transactions:
Class I Shares:
Issued	37,006,000	75,353,617
Reinvestment of Distributions	41,595,387	6,264,504
Redeemed	(87,727,181)	(175,576,028)
Net Class I Share Transactions	(9,125,794)	(93,957,907)
Net Decrease in Net Assets from Share Transactions	(9,125,794)	(93,957,907)
Total Increase (Decrease) in Net Assets	(60,949,394)	80,082,621

Net Assets:
Beginning of Period/Year	636,243,842	556,161,221
End of Period/Year	$575,294,448	$636,243,842

Share Transactions:
Class I Shares:
Issued	2,556,330	5,851,594
Reinvestment of Distributions	2,916,337	513,063
Redeemed	(5,996,322)	(13,942,573)
Net Decrease in Shares Outstanding from Share Transactions	(523,655)	(7,577,916)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$4,907,053	$4,084,019
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	2,686,505	8,859,847
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(23,909,916)	61,911,001
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,316,358)	74,854,867

Distributions	(7,382,351)	(3,768,487)

Capital Share Transactions:
Class I Shares:
Issued	19,863,397	39,414,019
Reinvestment of Distributions	7,381,696	3,762,883
Redeemed	(23,329,009)	(79,581,029)
Net Class I Share Transactions	3,916,084	(36,404,127)
Net Increase (Decrease) in Net Assets from Share Transactions	3,916,084	(36,404,127)
Total Increase (Decrease) in Net Assets	(19,782,625)	34,682,253

Net Assets:
Beginning of Period/Year	325,682,991	291,000,738
End of Period/Year	$305,900,366	$325,682,991

Share Transactions:
Class I Shares:
Issued	1,571,922	3,294,255
Reinvestment of Distributions	585,849	319,430
Redeemed	(1,843,165)	(6,807,957)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	314,606	(3,194,272)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$5,681,273	$6,434,816
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	13,290,716	42,205,199
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(35,878,320)	110,494,540
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,906,331)	159,134,555

Distributions	(28,308,288)	(6,625,431)

Capital Share Transactions:
Class I Shares:
Issued	30,015,469	68,254,536
Reinvestment of Distributions	28,307,555	6,615,548
Redeemed	(57,286,945)	(163,926,572)
Net Class I Share Transactions	1,036,079	(89,056,488)
Net Increase (Decrease) in Net Assets from Share Transactions	1,036,079	(89,056,488)
Total Increase (Decrease) in Net Assets	(44,178,540)	63,452,636

Net Assets:
Beginning of Period/Year	606,740,893	543,288,257
End of Period/Year	$562,562,353	$606,740,893

Share Transactions:
Class I Shares:
Issued	2,171,086	5,470,050
Reinvestment of Distributions	2,066,454	549,008
Redeemed	(4,135,282)	(13,468,529)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	102,258	(7,449,471)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$1,615,029	$1,253,583
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	2,337,904	959,364
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(8,396,712)	25,978,699
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,443,779)	28,191,646

Distributions	(2,015,323)	(1,170,435)

Capital Share Transactions:
Class I Shares:
Issued	17,392,039	31,934,415
Reinvestment of Distributions	2,015,323	1,167,237
Redeemed	(8,708,484)	(20,910,387)
Net Class I Share Transactions	10,698,878	12,191,265
Net Increase in Net Assets from Share Transactions	10,698,878	12,191,265
Total Increase in Net Assets	4,239,776	39,212,476

Net Assets:
Beginning of Period/Year	123,670,249	84,457,773
End of Period/Year	$127,910,025	$123,670,249

Share Transactions:
Class I Shares:
Issued	1,220,892	2,452,418
Reinvestment of Distributions	138,988	94,666
Redeemed	(611,632)	(1,626,612)
Net Increase in Shares Outstanding from Share Transactions	748,248	920,472

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Fixed Income Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$1,346,971	$3,184,099
Net Realized Gain (Loss) on Investments	(528,579)	398,682
Net Change in Unrealized Depreciation on Investments	(10,174,796)	(3,854,678)
Net Decrease in Net Assets Resulting from Operations	(9,356,404)	(271,897)

Distributions	(1,494,596)	(3,593,802)

Capital Share Transactions:
Class I Shares:
Issued	36,384,984	63,180,394
Reinvestment of Distributions	1,493,611	3,577,411
Redeemed	(24,622,648)	(61,410,502)
Net Class I Share Transactions	13,255,947	5,347,303
Net Increase in Net Assets from Share Transactions	13,255,947	5,347,303
Total Increase in Net Assets	2,404,947	1,481,604

Net Assets:
Beginning of Period/Year	258,927,543	257,445,939
End of Period/Year	$261,332,490	$258,927,543

Share Transactions:
Class I Shares:
Issued	3,450,484	5,853,887
Reinvestment of Distributions	141,705	330,931
Redeemed	(2,329,889)	(5,673,566)
Net Increase in Shares Outstanding from Share Transactions	1,262,300	511,252

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$41,522	$123,056
Net Realized Loss on Investments	—	(7,504)
Net Change in Unrealized Depreciation on Investments	(726,807)	(95,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(685,285)	19,608

Distributions	(41,585)	(123,054)

Capital Share Transactions:
Class I Shares:
Issued	6,855,106	16,390,588
Reinvestment of Distributions	41,569	122,633
Redeemed	(2,601,722)	(4,882,124)
Net Class I Share Transactions	4,294,953	11,631,097
Net Increase in Net Assets from Share Transactions	4,294,953	11,631,097
Total Increase in Net Assets	3,568,083	11,527,651

Net Assets:
Beginning of Period/Year	38,364,975	26,837,324
End of Period/Year	$41,933,058	$38,364,975

Share Transactions:
Class I Shares:
Issued	672,245	1,594,315
Reinvestment of Distributions	4,088	11,934
Redeemed	(255,402)	(474,782)
Net Increase in Shares Outstanding from Share Transactions	420,931	1,131,467

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Fixed Income Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$5,724,711	$3,641,568
Net Realized Gain on Investments	247,524	1,253,784
Net Change in Unrealized Depreciation on Investments	(23,709,615)	(4,286,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,737,380)	608,555

Distributions	(6,610,979)	(4,540,290)

Capital Share Transactions:
Class I Shares:
Issued	49,242,062	92,377,046
Reinvestment of Distributions	6,610,395	4,532,069
Redeemed	(28,012,731)	(92,499,263)
Net Class I Share Transactions	27,839,726	4,409,852
Net Increase in Net Assets from Share Transactions	27,839,726	4,409,852
Total Increase in Net Assets	3,491,367	478,117

Net Assets:
Beginning of Period/Year	403,034,643	402,556,526
End of Period/Year	$406,526,010	$403,034,643

Share Transactions:
Class I Shares:
Issued	4,684,323	8,587,314
Reinvestment of Distributions	630,614	419,466
Redeemed	(2,669,327)	(8,553,932)
Net Increase in Shares Outstanding from Share Transactions	2,645,610	452,848

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$41,540	$26,707
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(2,063)	5,931
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	24,607	111,875
Net Increase in Net Assets Resulting from Operations	64,084	144,513

Distributions	(30,464)	—

Capital Share Transactions:
Class I Shares:
Issued	10,958	414,148
Reinvestment of Distributions	30,464	—
Redeemed	(8,118)	—
Net Class I Share Transactions	33,304	414,148
Net Increase in Net Assets from Share Transactions	33,304	414,148
Total Increase in Net Assets	66,924	558,661

Net Assets:
Beginning of Period/Year	1,487,944	929,283
End of Period/Year	$1,554,868	$1,487,944

Share Transactions:
Class I Shares:
Issued	1,039	43,637
Reinvestment of Distributions	2,943	—
Redeemed	(771)	—
Net Increase in Shares Outstanding from Share Transactions	3,211	43,637

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.91		$11.07	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.07		0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(0.31)		3.86	0.59	0.51
Total from Operations	(0.24)		3.98	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.11)		(0.14)	(0.12)	(0.04)
Net Realized Gain	(0.91)		—	(0.10)	—
Total Dividends and Distributions	(1.02)		(0.14)	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$13.65		$14.91	$11.07	$10.58
Total Return†	(1.85)%		36.19%	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$575,294		$636,244	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.55	%**	0.54%‡	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.76	%**	0.77%	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.93	%**	0.96%	1.15%	1.32	%**
Portfolio Turnover Rate	12	%***	65%	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$13.04		$10.33	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.20		0.16	0.25	0.23
Net Realized and Unrealized Gain (Loss)	(0.85)		2.69	0.22	0.06
Total from Operations	(0.65)		2.85	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.30)		(0.14)	(0.33)	(0.10)
Total Dividends and Distributions	(0.30)		(0.14)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$12.09		$13.04	$10.33	$10.19
Total Return†	(5.09)%		27.78%	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$305,900		$325,683	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65%‡	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.96	%**	0.96%	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.12	%**	1.31%	2.51%	2.72	%**
Portfolio Turnover Rate	14	%***	28%	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.15		$10.80	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.13		0.14	0.17	0.16
Net Realized and Unrealized Gain (Loss)	(0.52)		3.35	0.46	0.33
Total from Operations	(0.39)		3.49	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.20)		(0.14)	(0.21)	(0.06)
Net Realized Gain	(0.47)		—	(0.05)	—
Total Dividends and Distributions	(0.67)		(0.14)	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$13.09		$14.15	$10.80	$10.43
Total Return†	(2.91)%		32.59%	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$562,562		$606,741	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.56%‡	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.88	%**	0.87%	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.93	%**	1.13%	1.70%	1.92	%**
Portfolio Turnover Rate	15	%***	52%	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.44		$11.05	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.18		0.16	0.13	0.08
Net Realized and Unrealized Gain (Loss)	(0.65)		3.38	0.57	0.44
Total from Operations	(0.47)		3.54	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.23)		(0.15)	(0.14)	(0.03)
Total Dividends and Distributions	(0.23)		(0.15)	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$13.74		$14.44	$11.05	$10.49
Total Return†	(3.37)%		32.28%	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$127,910		$123,670	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42	%**	0.42%	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90	%**	0.92%	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.56	%**	1.21%	1.26%	0.98	%**
Portfolio Turnover Rate	5	%***	39%	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.76		$10.93	$10.61	$10.00
Income from Operations:
Net Investment Income(1)	0.06		0.14	0.20	0.18
Net Realized and Unrealized Gain (Loss)	(0.45)		(0.15)	0.33	0.59
Total from Operations	(0.39)		(0.01)	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.05)		(0.14)	(0.20)	(0.16)
Net Realized Gain	(0.01)		(0.02)	(0.01)	—
Total Dividends and Distributions	(0.06)		(0.16)	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$10.31		$10.76	$10.93	$10.61
Total Return†	(3.63)%		(0.13)%	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$261,332		$258,928	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.67	%**	0.69%	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.05	%**	1.27%	1.84%	2.15	%**
Portfolio Turnover Rate	52	%***	6%	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.27		$10.30	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.01		0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.18)		(0.03)	0.07	0.22
Total from Operations	(0.17)		0.01	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.01)		(0.04)	(0.08)	(0.08)
Total Dividends and Distributions	(0.01)		(0.04)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$10.09		$10.27	$10.30	$10.23
Total Return†	(1.65)%		0.10%	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$41,933		$38,365	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%**	0.94%	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.21	%**	0.39%	0.82%	1.10	%**
Portfolio Turnover Rate	—	%***	8%	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.76		$10.88	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.15		0.10	0.24	0.23
Net Realized and Unrealized Gain (Loss)	(0.61)		(0.09)	0.09	0.81
Total from Operations	(0.46)		0.01	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.15)		(0.10)	(0.25)	(0.22)
Net Realized Gain	(0.02)		(0.03)	(0.02)	—
Total Dividends and Distributions	(0.17)		(0.13)	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$10.13		$10.76	$10.88	$10.82
Total Return†	(4.33)%		0.06%	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$406,526		$403,035	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43	%**	0.43%	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.73	%**	0.74%	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.85	%**	0.93%	2.26%	2.75	%**
Portfolio Turnover Rate	7	%***	6%	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.45		$9.41	$10.00	$10.00
Income from Operations:
Net Investment Income(1)	0.29		0.20	0.16	0.03
Net Realized and Unrealized Gain (Loss)	0.15		0.84	(0.57)	0.20
Total from Operations	0.44		1.04	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	(0.21)		—	(0.17)	(0.23)
Return of Capital	—		—	(0.01)	—
Total Dividends and Distributions	(0.21)		—	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$10.68		$10.45	$9.41	$10.00
Total Return†	4.32%		11.05%	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,555		$1,488	$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50	%**	0.50%	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	7.38	%**	7.71%	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	5.54	%**	1.94%	1.67%	0.33	%**
Portfolio Turnover Rate	2	%***	7%	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize a sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

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FEBRUARY 28, 2022 (UNAUDITED)

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations

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FEBRUARY 28, 2022 (UNAUDITED)

between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value

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FEBRUARY 28, 2022 (UNAUDITED)

measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended February 28, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 28, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2022.

For the period ended February 28, 2022, the average monthly notional amount of futures contracts held were as follows:

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,070,504	$5,297,150	$5,968,264
Ending Monthly Notional Balance Long	1,175,819	6,453,905	6,012,265

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of February 28, 2022, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the period ended February 28, 2022, the monthly average balances of swap contracts held by the Funds was as follows:

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$9,836,120	$3,360,914	$6,617,726	$2,795,510
Ending Monthly Notional Balance Long	10,951,450	2,737,875	4,838,231	2,525,722

For the period ended February 28, 2022, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $450,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary

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differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the reporting period ending February 28, 2022, the Funds had not engaged in any interfund-lending transactions.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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4.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2022, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$111,287
Symmetry Panoramic International Equity Fund	57,255
Symmetry Panoramic Global Equity Fund	106,918
Symmetry Panoramic Tax-Managed Global Equity Fund	22,909
Symmetry Panoramic US Fixed Income Fund	46,611
Symmetry Panoramic Municipal Fixed Income Fund	7,217
Symmetry Panoramic Global Fixed Income Fund	72,930
Symmetry Panoramic Alternatives Fund	273

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.     Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment

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of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2022 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

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Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Fixed Income Fund	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.43%
Symmetry Panoramic Alternatives Fund	0.50%

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2022 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

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As of February 28, 2022, the amounts of waivers/reimbursements subject to recoupment are as follows:

	Amount expiring in 2023	Amount expiring in 2024	Amount expiring in 2025
Symmetry Panoramic US Equity Fund	$249,142	$108,126	$23,032
Symmetry Panoramic International Equity Fund	98,744	22,628	-
Symmetry Panoramic Global Equity Fund	412,180	247,654	89,334
Symmetry Panoramic Tax-Managed Global Equity Fund	93,220	113,110	47,289
Symmetry Panoramic US Fixed Income Fund	166,041	201,285	68,097
Symmetry Panoramic Municipal Fixed Income Fund	77,251	97,750	38,602
Symmetry Panoramic Global Fixed Income Fund	142,780	152,426	49,161
Symmetry Panoramic Alternatives Fund	72,901	85,801	36,322

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser pays AQR and DFA a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2022, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$69,989,788	$107,222,978
Symmetry Panoramic International Equity Fund	48,325,830	43,155,243
Symmetry Panoramic Global Equity Fund	85,351,449	99,197,345
Symmetry Panoramic Tax-Managed Global Equity Fund	19,191,445	6,698,982

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	Purchases	Sales and Maturities
Symmetry Panoramic US Fixed Income Fund	$147,800,033	$134,399,914
Symmetry Panoramic Municipal Fixed Income Fund	4,116,544	–
Symmetry Panoramic Global Fixed Income Fund	57,279,062	28,027,681
Symmetry Panoramic Alternatives Fund	64,882	26,051

7.    Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to tax adjustments for gains on redemption in-kind. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2021:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(1,204,518)	$1,204,518

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2021 and 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2021	$6,274,118	$—	$—	$—	$6,274,118
2020	7,116,331	3,423,409	—	—	10,539,740
Symmetry Panoramic International Equity Fund
2021	3,768,487	—	—	—	3,768,487
2020	8,354,916	—	—	—	8,354,916

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	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic Global Equity Fund
2021	$6,625,431	$—	$—	$—	$6,625,431
2020	11,416,654	953,696	—	—	12,370,350
Symmetry Panoramic Tax-Managed Global Equity Fund
2021	1,170,435	—	—	—	1,170,435
2020	539,136	—	—	—	539,136
Symmetry Panoramic US Fixed Income Fund
2021	3,535,314	58,488	—	—	3,593,802
2020	4,504,940	—	—	—	4,504,940
Symmetry Panoramic Municipal Fixed Income Fund
2021	—	—	—	123,054	123,054
2020	—	—	—	148,299	148,299
Symmetry Panoramic Global Fixed Income Fund
2021	4,540,290	—	—	—	4,540,290
2020	9,589,255	—	—	—	9,589,255
Symmetry Panoramic Alternatives Fund
2021	—	—	—	—	—
2020	16,020	—	911	—	16,931

As of August 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$29,685,303	$2,369,575	$21,525,691	$314,283
Undistributed Long-Term Capital Gain	13,096,467	–	2,070,613	–
Post-October Losses	–	–	–	(238,066)
Capital Loss Carryforwards	–	(11,575,459)	–	(1,182,033)
Unrealized Appreciation	201,263,213	91,271,822	180,260,208	35,111,083
Other Temporary Differences	–	(2)	(3)	(2)
Total Distributable Earnings	$244,044,983	$82,065,936	$203,856,509	$34,005,265

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	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$228	$–	$117,752	$24,604
Undistributed Long-Term Capital Gain	163,372	–	794,985	–
Undistributed Tax-Exempt Income	–	471	–	–
Post-October Losses	(14,250)	(7,439)	–	–
Capital Loss Carryforwards	–	–	–	(28,634)
Unrealized Appreciation	13,854,996	160,482	23,416,230	111,641
Total Distributable Earnings	$14,004,346	$153,514	$24,328,967	$107,611

Post-October losses represent losses realized on investment transactions from November 1, 2020 through August 31, 2021, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2021 through August 31, 2021 and specified losses realized on investment transactions from November 1, 2020 through August 31, 2021.

The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund and Symmetry Panoramic Municipal Fixed Income Fund had Post-October losses of $238,066, $14,250, and $7,439, respectively. The funds elect to treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$5,223,304	$6,352,155	$11,575,459
Symmetry Panoramic Tax-Managed Global Equity Fund	1,032,794	149,239	1,182,033
Symmetry Panoramic Alternatives Fund	22,807	5,827	28,634

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$418,691,480	$170,647,768	$(2,953,764)	$167,694,004

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic International Equity Fund	$240,804,887	$68,814,548	$(765,491)	$68,049,057
Symmetry Panoramic Global Equity Fund	418,336,889	147,465,180	(2,764,943)	144,700,237
Symmetry Panoramic Tax-Managed Global Equity Fund	101,129,558	26,652,277	(45,630)	26,606,647
Symmetry Panoramic US Fixed Income Fund	257,583,215	4,412,723	(732,522)	3,680,201
Symmetry Panoramic Municipal Fixed Income Fund	42,422,217	—	(562,871)	(562,871)
Symmetry Panoramic Global Fixed Income Fund	406,508,872	6,481,645	(6,686,835)	(205,190)
Symmetry Panoramic Alternatives Fund	1,416,282	155,056	(17,297)	137,759

8.    In-Kind Transfer

During the period ended February 28, 2022, the Symmetry Panoramic US Equity Fund had an investor accept securities in lieu of cash.

	Shares Redeemed	Value of Securities	Cash	Total	Realized Gain
Symmetry Panoramic US Equity Fund	279,260	$3,692,593	$122,100	$3,814693	$1,890,797

9.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below

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for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to

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emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts

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of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed

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income securities involve greater credit risk, including the possibility of default or bankruptcy.

●

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●

Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of

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issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or

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Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

•

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

•	Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by

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the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

•

Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

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Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like

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or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger,

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more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be

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volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets

Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to

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achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The outbreak of the COVID-19 respiratory disease was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These circumstances also have caused significant volatility, declines in global financial markets, and losses for investors, which may recur or worsen. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, sectors or companies in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund.

Governments and central banks around the world have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

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In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Markets generally and the energy sector specifically also have been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

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High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States is also said to be considering significant new investments in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that was extended to December 2020, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility

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and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. These losses could adversely affect corporate issuers and borrowers as well as mortgage lenders, the value of securities of companies and other issuers affected by these developments (such as mortgage-backed securities), the bonds of municipalities that depend on tax revenues and tourist dollars generated by properties in affected areas, and insurers of the property and/or of corporate, municipal or mortgage backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may

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further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control,

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including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its

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obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.    Other:

As of February 28, 2022, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	86.06%
Symmetry Panoramic International Equity Fund	2	86.66
Symmetry Panoramic Global Equity Fund	1	77.62
Symmetry Panoramic Tax-Managed Global Equity Fund	3	80.78
Symmetry Panoramic US Fixed Income Fund	3	91.97
Symmetry Panoramic Municipal Fixed Income Fund	4	91.66
Symmetry Panoramic Global Fixed Income Fund	2	86.23
Symmetry Panoramic Alternatives Fund	1	80.42

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022 (UNAUDITED)

11.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2022.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2021 to February 28, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

□    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022

Disclosure of Fund Expenses (Unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$981.50	0.55%	$2.70
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$949.10	0.65%	$3.14
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$970.90	0.56%	$2.74
Hypothetical 5% Return	$1,000.00	$1,022.02	0.56%	$2.81
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$966.30	0.42%	$2.05
Hypothetical 5% Return	$1,000.00	$1,022.71	0.42%	$2.11
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$963.70	0.41%	$2.00
Hypothetical 5% Return	$1,000.00	$1,022.76	0.41%	$2.06
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$983.50	0.41%	$2.02
Hypothetical 5% Return	$1,000.00	$1,022.76	0.41%	$2.06
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$956.70	0.43%	$2.09
Hypothetical 5% Return	$1,000.00	$1,022.66	0.43%	$2.16
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,043.20	0.50%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2022

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”), as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Funds’ liquidity risks, taking into consideration, among other factors, each Fund’s investment strategy; portfolio investment liquidity and concentration; use of borrowings for investment purposes and derivatives; short and long-term cash flow projections; and cash holdings, cash equivalents, borrowing arrangements and other funding sources.

The Board approved the designation of the Adviser’s Investment Risk and Compliance Committee as the administrator of the Program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the Program and for reporting to the Board on at least an annual basis regarding, among other things, the Program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period September 1, 2020 through August 31, 2021 in order to prepare a written report to the Board for review at its meeting held on January 19, 2022.

The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions; (ii) the liquidity classification determinations regarding the Funds’ portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iii) the Funds did not approach the internal triggers set forth in the Program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (iv) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (v) the Program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also stated that there have been no material changes to the Program since its inception. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 9, 2022

By	/s/ Andrew Metzger
Andrew Metzger
Treasurer & Principal Financial Officer
Date: May 9, 2022